File Nos. 333-1779
                                                                      811-8890
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
     Pre-Effective Amendment No.                                           [ ]
     Post-Effective Amendment No. 6                                        [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]

     Amendment No. 21                                                      [X]
                      (Check  appropriate  box  or  boxes.)

     LPLA  Separate  Account  One
     ----------------------------
     (Exact  Name  of  Registrant)

     London  Pacific  Life  &  Annuity  Company
     ------------------------------------------
     (Name  of  Depositor)

     3101  Poplarwood  Court,  Raleigh, North Carolina                   27604
     ---------------------------------------------------               ---------
     (Address of Depositor's Principal Executive Offices)             (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code           (919) 790-2243

     Name  and  Address  of  Agent  for  Service
          George  Nicholson
          London  Pacific  Life  &  Annuity  Company
          3101  Poplarwood  Court
          Raleigh,  North  Carolina    27604

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT    06881
          (203)  226-7866

It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b) of Rule 485
__X__ on May 1, 2001 pursuant to paragraph (b)of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
   Individual Variable Annuity Contracts



                 CROSS REFERENCE SHEET
                (required by Rule 495)

Item No.                                               Location
--------                                       -------------------------

          PART A
Item 1.   Cover Page                           Cover Page

Item 2.   Definitions                          Definitions of Terms Used in
                                               this Prospectus

Item 3.   Synopsis                             Summary

Item 4.   Condensed Financial Information      Appendix A - Condensed Financial
                                               Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies   London Pacific; The Separate
                                               Account; Investment
                                               Options

Item 6.   Deductions and Expenses              Expenses

Item 7.   General Description of Variable
          Annuity Contracts                    The London Pacific Deferred
                                               Variable Annuity Contract

Item 8.   Annuity Period                       Annuity Payments (The Annuity
                                               Period)

Item 9.   Death Benefit                        Death Benefit

Item 10.  Purchases and Contract Value         How to Purchase the Contracts

Item 11.  Redemptions                          Withdrawals

Item 12.  Taxes                                Taxes

Item 13.  Legal Proceedings                    Not Applicable

Item 14.  Table of Contents of the Statement
          of Additional Information            Table of Contents of the
                                               Statement of Additional
                                               Information

          PART B

Item 15.  Cover Page                           Cover Page

Item 16.  Table of Contents                    Table of Contents

Item 17.  General Information and History      Company

Item 18.  Services                             Not Applicable

Item 19.  Purchase of Securities Being
          Offered.                             Not Applicable

Item 20.  Underwriters                         Distributor

Item 21.  Calculation of Performance Data      Performance Information

Item 22.  Annuity Payments                     Annuity Provisions

Item 23.  Financial Statements                 Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


                                     PART A


                  INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT
                              WITH A FIXED ACCOUNT
                                    ISSUED BY
                            LPLA SEPARATE ACCOUNT ONE
                                       AND
                 LONDON PACIFIC LIFE & ANNUITY INSURANCE COMPANY
                                   MAY 1, 2001

This prospectus describes the individual deferred variable annuity contract with a Fixed Account issued by London Pacific Life & Annuity Company (London Pacific). The annuity contract has a Fixed Account which offers an interest rate which is guaranteed by London Pacific and the following 12 Investment Options:

LPT VARIABLE INSURANCE SERIES TRUST:

Harris Associates Value Portfolio
MFS Total Return Portfolio
RS Diversified Growth Portfolio
LPA Core Equity Portfolio (formerly, Lexington Corporate Leaders Portfolio(R)) Strong Growth Portfolio
LPA Global Leaders Portfolio (formerly, SAI Global Leaders Portfolio)

THE UNIVERSAL  INSTITUTIONAL  FUNDS,  INC.

The Universal Institutional Funds High Yield Portfolio
The Universal Institutional Funds International Magnum Portfolio The Universal Institutional Funds Emerging Markets Equity Portfolio

DEUTSCHE ASSET MANAGEMENT VIT FUNDS:
Deutsche VIT Equity 500 Index Fund

FEDERATED INSURANCE SERIES:

Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II

Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the London Pacific Deferred Variable Annuity Contract.


To learn more about the London Pacific Deferred Variable Annuity Contract with a Fixed Account, you can obtain a copy of the Statement of Additional information
(SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page of this prospectus. For a free copy of the SAI, call us at our Annuity Service Center at the address below.

The Contracts:

     *    are not bank deposits

     *    are not federally insured

     *    are not endorsed by any bank or government agency

     *    are not guaranteed and may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INQUIRIES: If you have any questions about your Contract or need more information, please contact us at:

Annuity Service Center
P.O. Box 29506
Raleigh, North Carolina 27626
(800) 852-3152


                     [ THIS PAGE INTENTIONALLY LEFT BLANK ]





                                TABLE OF CONTENTS

                                                            PAGE

DEFINITIONS OF TERMS USED IN THIS PROSPECTUS ...........

SUMMARY ................................................

FEE TABLE ..............................................

THE LONDON PACIFIC DEFERRED VARIABLE ANNUITY CONTRACT...
         Ownership......................................
         Assignment.....................................
         Modification of the Contract...................

ANNUITY PAYMENTS (THE ANNUITY PERIOD)....................
         Annuity Date ...................................
         Annuity Payments ...............................
         Annuity Options ................................

HOW TO PURCHASE THE CONTRACTS ...........................
         Contributions ..................................
         Allocation of Contributions ....................
         Free-Look ......................................
         Accumulation Units .............................
         Transfers ......................................

INVESTMENT OPTIONS.......................................
         LPT Variable Insurance Series Trust.............
         The Universal Institutional Funds, Inc. ........
         Deutsche Asset Management VIT Funds.............
         Federated Insurance Series......................
         Dollar Cost Averaging Program ..................
         Rebalancing Program ............................
         Voting Rights ..................................
         Substitution....................................

PERFORMANCE..............................................

EXPENSES ................................................
         Mortality and Expense Risk Charge...............
         Administrative Charge ..........................
         Distribution Charge ............................
         Contract Maintenance Charge ....................
         Transfer Fee ...................................
         Premium Taxes...................................
         Income Taxes....................................
         Investment Option Expenses......................

TAXES ...................................................
         Annuity Contracts in General...................
         Qualified and Non-Qualified Contracts .........
         Withdrawals - Non-Qualified Contracts ..........
         Withdrawals - Qualified Contracts ..............
         Diversification ................................

WITHDRAWALS...............................................
         Systematic Withdrawal Option ....................

                                                            Page

       Suspension of Payments or Transfers ....... .......

DEATH BENEFIT.............................................
       Upon Your Death ...................................
       Death of Annuitant ................................

OTHER INFORMATION.........................................
         London Pacific...................................
         The Separate Account.............................
         Distribution.....................................

TABLE OF CONTENTS OF THE SAI..............................

APPENDIX A................................................

APPENDIX B ...............................................




DEFINITIONS OF TERMS USED IN THIS PROSPECTUS

ACCUMULATION PERIOD - The period of time before the Annuity Date during which you can make Contributions.

ANNUITY DATE - The date on which Annuity Payments begin.

ANNUITY PAYMENTS - The series of payments made to you or someone you choose after the Annuity Date.

ANNUITY PERIOD - The period of time beginning with the Annuity Date during which we make Annuity Payments.

ANNUITY SERVICE CENTER - The office indicated under Inquiries on the first page of this prospectus to which notices, requests and Contributions must be sent.

BUSINESS DAY - Any day the New York Stock Exchange (NYSE) and we are open for business.

CONTRIBUTIONS - The money you invest in the Contract.

FIXED ACCOUNT - A segment of our general account which contains all of our assets with the exception of segregated separate account assets.

INVESTMENT OPTION(S) - Those variable investments available under the Contract.

NON-QUALIFIED CONTRACT - If you purchase the Contract as an individual and not under an individual retirement annuity, it is referred to as a Non-Qualified Contract.

OWNER/JOINT OWNER - The person(s) or entity(ies) entitled to ownership rights under the Contract.

QUALIFIED CONTRACT - If you purchase the Contract under an individual retirement annuity, it is referred to as a Qualified Contract.

SEPARATE ACCOUNT - A segregated asset account maintained by us to support the London Pacific Deferred Variable Annuity Contract and certain other contracts. The Separate Account is LPLA Separate Account One. The Separate Account is divided into sub-accounts.

WRITTEN REQUEST - A request in writing, in a form satisfactory to us, which is received by the Annuity Service Center.


SUMMARY

The sections in this Summary are explained in more detail later in this prospectus.

THE LONDON PACIFIC DEFERRED VARIABLE ANNUITY CONTRACT

This prospectus describes the individual deferred variable annuity contract with a Fixed Account (Contract). The Contract is offered by London Pacific Life & Annuity Company (London Pacific). The Contract provides for a death benefit and guaranteed payment plans. The Contract is designed for retirement savings or other long-term investment purposes.

The Contract allows you the choice to invest in our Fixed Account or the 12 Investment Options. The Investment Options are intended to offer a better return than the Fixed Account. However, this is NOT guaranteed. You can also lose your money.

Under the Contract, you are the Owner. You can name a Joint Owner. The Joint Owner must be your spouse.

ANNUITY PAYMENTS

You can receive Annuity Payments from your Contract by selecting one of the available Annuity Options. You can choose to have Annuity Payments come from the Fixed Account or the Investment Options or both. If you choose to have any portion of the payments come from the Investment Options, the dollar amount of your Annuity Payments may go up or down depending on the investment performance of the Investment Option(s) you select.

HOW TO PURCHASE THE CONTRACT

The Contract requires an initial Contribution of at least $5,000. If you buy the Contract as an Individual Retirement Annuity (IRA), the initial Contribution must be at least $1,000. You can make additional Contributions of at least $1,000 at any time during the Accumulation Period. Your registered representative can help you fill out the proper forms.

INVESTMENT OPTIONS

You can invest in the following Investment Options:

LPT Variable Insurance Series Trust:

Harris Associates Value Portfolio
MFS Total Return Portfolio
RS Diversified Growth Portfolio
LPA Core Equity Portfolio
Strong Growth Portfolio
LPA Global Leaders Portfolio

The Universal Institutional Funds, Inc:

The Universal Institutional Funds High Yield Portfolio
The Universal Institutional Funds International Magnum Portfolio
The Universal Institutional Funds Emerging Markets Equity Portfolio

Deutsche Asset Management VIT Funds:

Deutsche VIT Equity Index 500 Fund

Federated Insurance Series:

Federated Prime Money Fund II
Federated Fund for U.S. Government   Securities II

Depending on market conditions and the performance of the Investment Options you select, you can make or lose money in any of these Investment Options.


EXPENSES

The Contract has insurance features and investment features and there are costs related to each. The fees and charges are as follows:

     Mortality and Expense Risk Charge: 1.25% annually of the average daily net asset value of each Investment Option.

     Administrative Charge: .15% annually of the average daily net asset value of each Investment Option.

     Distribution Charge: .10% annually of the average daily net asset value of each Investment Option.

     Transfer Fee: If you make more than 12 transfers in a Contract year, we deduct a transfer fee which is equal to $20 per transfer, or 2% of the amount transferred (whichever is less).

     Contract Maintenance Charge: Each year, London Pacific deducts a $36 contract maintenance charge from your Contract. The charge is waived if the value of your Contract is at least $50,000.

     Premium Taxes: When you make a withdrawal, begin receiving Annuity Payments or when we pay a death benefit, London Pacific may assess a premium tax charge which ranges from 0% to 4%, depending on the state.

     There are also investment charges which range from .30% to 1.80% of the average daily value of the Investment Option, depending upon the Investment Option you select.

TAXES

Your earnings are not taxed until you take them out. If you take money out during the Accumulation Period, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the Annuity Period are considered partly a return of your original investment. That part of each payment is not taxable.

DEATH BENEFIT

If you die, a death benefit will be paid to the Beneficiary.

FREE-LOOK

If you cancel the Contract within 10 days after receiving it (or the period required in your state), we will send your money back. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your Contribution. If we are required by law to return your Contribution, we will put your money in the Federated Prime Money Fund II during the free-look period.





                       LPLA SEPARATE ACCOUNT ONE FEE TABLE

                  See Notes to Fee Table and Examples on Page__.



CONTRACT OWNER TRANSACTION EXPENSES

Contingent Deferred Sales Charge                 None

Transfer Fee                   No charge for first 12 transfers in a Contract
(See Note 2 on Page  )         year.  After that, the fee is the lesser of $20
                               or 2% of the amount transferred.

Contract Maintenance Charge    $36 per Contract per Contract year.
(see Note 3 on Page  )

SEPARATE ACCOUNT ANNUAL EXPENSES
     (as a percentage of average account value)

Mortality and Expense Risk Charge..................... 1.25%
Administrative Charge.................................  .15%
Distribution Charge...................................  .10%
                                                       -----

Total Separate Account Annual Expenses.................1.50%

LPT VARIABLE  INSURANCE  SERIES TRUST'S ANNUAL  EXPENSES
(as a percentage of the average daily net assets of a Portfolio)


                                          Other Expenses
                              Management  (after expense     Total Annual
                                Fees      reimbursement)* Portfolio Expenses*
                              ----------  --------------- -------------------

Harris Associates Value          1.00%            .29%               1.29%
MFS Total Return                  .75%            .54%               1.29%
RS Diversified Growth             .95%            .44%               1.39%
LPA Core Equity                   .50%            .79%               1.29%
Strong Growth                     .75%            .54%               1.29%
LPA Global Leaders**              .00%           1.29%               1.29%

* London Pacific has voluntarily agreed through December 31, 2001 to reimburse each Portfolio for certain expenses (excluding brokerage commissions) in excess of approximately the amounts set forth above under "Total Annual Portfolio Expenses" for each Portfolio. Absent this expense reimbursement arrangement, for the year ending December 31, 2000, the "Total Annual Portfolio Expenses" (on an annualized basis) were: 1.91% for the Harris Associates Value Portfolio; 1.61% for the MFS Total Return Portfolio; 1.38% for the Strong Growth Portfolio; 1.60% for the RS Diversified Growth Portfolio; 1.33% for the LPA Core Equity Portfolio; and 3.68% for the LPA Global Leaders Portfolio. The examples following are calculated based upon such expense reimbursement arrangements.

** The Portfolio commenced investment operations on May 11, 1999. LPIMC Insurance Marketing Services currently waives its management fee for the LPA Global Leaders Portfolio until the Portfolio's net assets reach $5 million. Absent the fee waivers, the management fee would be .75%.



THE UNIVERSAL  INSTITUTIONAL  FUNDS,  INC.'S ANNUAL EXPENSES
(as a percentage of the average daily net assets of a Portfolio)

                               Management
                               Fees(after                     Total Annual
                              fee waivers)* Other Expenses Portfolio Expenses*
                              ------------- -------------- -------------------

The Universal Institutional
 Funds High Yield                 .26%            .54%                 .80%
The Universal Institutional
 Funds International Magnum       .50%            .68%                1.18%
The Universal Institutional
 Funds Emerging Markets Equity   1.09%            .71%                1.80%



* The advisers have voluntarily waived receipt of their management fees and agreed to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed the percentages set forth above under "Total Annual Portfolio Expenses." Absent this fee waiver, for the year ending December 31, 2000, "Management Fees," "Other Expenses," and "Total Annual Portfolio Expenses" would have been: 0.50%, 0.54% and 1.04% for The Universal Institutional Funds High Yield Portfolio; 0.80%, 0.68%, and 1.48% for The Universal Institutional Funds International Magnum Portfolio; and 1.25%,
 .71% and 1.96% for The Universal Institutional Funds Emerging Markets Portfolio.


DEUTSCHE ASSET  MANAGEMENT  VIT FUNDS'S ANNUAL  EXPENSES
(as a percentage of the average daily net assets of a Portfolio)

                     Management     Other Expenses
                    Fees (after    (after expense         Total Annual
                    fee waivers)    reimbursement)*    Portfolio Expenses*
                    ------------   ----------------    -------------------

BT Equity 500 Index    .20%             .10%                    .30%


* The investment advisor has waived receipt of its management fees and agreed to reimburse certain expenses. Absent the fee waivers and expense reimbursements for the year ended December 31, 2000, "Management Fees", Other Expenses" and "Total Annual Portfolio Expenses" would have been 0.20%, 0.14% and 0.34% for the Deutsche VIT Equity Index 500 Fund.

FEDERATED INSURANCE SERIES' ANNUAL EXPENSES
(as a percentage of the average daily net assets of a Portfolio)

                             Management                       Total Annual
                                Fees        Other Expense    Portfolio Expenses
                             ----------     --------------   ------------------

Federated Prime Money Fund II*    .48%            .19%              .67%
Federated Fund for U.S.
Government Securities II         .60%            .24%              .84%


*The investment advisor has waived receipt of its management fees and agreed to reimburse certain expenses. Absent the fee waivers and expense reimbursements, for the year ended December 31, 2000, "Management Fees", "Other Expenses" and "Total Annual Portfolio Expenses" would have been 0.50%, 0.19% and 0.69% for the Federated Prime Money Fund II.


EXAMPLES:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your assets regardless of whether you surrender your Contract:


                                                   Time Periods

                                      1 Year   3 Years  5 Years  10 Years
                                      ------   -------  -------  --------

Harris Associates Value                $ 30.04   $ 94.47  $165.22  $374.10
MFS Total Return                       $ 30.04   $ 94.47  $165.22  $374.10
RS Diversified Growth                  $ 31.06   $ 97.70  $170.88  $386.99
LPA Core Equity                        $ 30.04   $ 94.47  $165.22  $374.10
Strong Growth                          $ 30.04   $ 94.47  $165.22  $374.10
LPA Global Leaders                     $ 30.04   $ 94.47  $165.22  $374.10
The Universal Institutional
 Funds High Yield                      $ 25.02   $ 78.64  $137.47  $310.92
The Universal Institutional
 Funds International Magnum            $ 28.91   $ 90.92  $158.99  $359.91
The Universal Institutional
 Funds Emerging Markets Equity         $ 35.27   $110.95  $194.10  $439.85
Deutsche VIT Equity 500 Index          $ 19.89   $ 62.48  $109.15  $246.46
Federated Prime Money Fund II          $ 23.68   $ 74.44  $130.10  $294.16
Federated Fund for U.S Government
 Securities II                         $ 25.43   $ 79.93  $139.73  $316.08

NOTES TO FEE TABLE AND EXAMPLES

1. The purpose of the fee table is to show you the various expenses you will incur directly or indirectly with the Contract. The Fee Table reflects expenses of the Separate Account as well as the Investment Options.

2. London Pacific will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is made at the end of the free-look period and any transfers made pursuant to an approved Dollar Cost Averaging Program or Rebalancing Program.

3. During the Accumulation Period, London Pacific will not charge the contract maintenance charge if the value of your Contract is at least $50,000 or more. However, if you make a complete withdrawal, London Pacific will charge the contract maintenance charge. During the Annuity Period, the full charge will be deducted regardless of the size of your Contract. In the state of North Dakota, the contract maintenance charge is $30.

4. The examples below assume an estimated $25,000 Contract value. Therefore, the contract maintenance charge is calculated as $1.44 in the examples. The charge would be higher for smaller Contract values and lower for higher Contract values.

5. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

6. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN APPENDIX A TO THIS PROSPECTUS.







              THE LONDON PACIFIC DEFERRED VARIABLE ANNUITY CONTRACT

This prospectus describes the Individual Deferred Variable Annuity Contract with a Fixed Account (Contract) issued by London Pacific.

An annuity is a contract between you (the Owner) and us (an insurance company) where we promise to pay you (or someone you choose) an income, in the form of Annuity Payments. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

The Contract benefits from tax deferral. This means that you are not taxed on the earnings or appreciation on the money in your Contract until you take money out.

You can choose to invest in the 12 Investment Options. Depending on market conditions and the performance of the Investment Option(s) you select, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Option(s) you select. The amount of Annuity Payments you receive during the Annuity Period from the variable annuity portion of the Contract also depends, in part, on the investment performance of the Investment Option(s) you select for the Annuity Period.

The Contract also offers you a Fixed Account. The Fixed Account offers an interest rate that's guaranteed by London Pacific. If you select the Fixed
Account, your money will be placed with the other general assets of London Pacific.

OWNERSHIP

Owner - Under the Contract you are the Owner. You name an Annuitant. You may change Owners of the Contract at any time prior to the Annuity Date by Written Request. A change of Owner will automatically revoke any prior designation of Owner. The change will become effective as of the date the Written Request is signed. A new designation of Owner will not apply to any payment made or action taken by us prior to the time it was received.

If the Contract is Non-Qualified and is owned by a non-natural person (for example, a corporation) it is not treated as an annuity contract for tax purposes. This means that income on the Contract is treated as ordinary income received by the Owner during the taxable year. You should seek tax advice before you buy the Contract if it is going to be owned by a trust or other non-natural person.

The Contract may be owned by Joint Owners. Any Joint Owner must be your spouse. When either Owner dies, the surviving Joint Owner will be the primary
Beneficiary. We will treat any other designated Beneficiary as a contingent Beneficiary unless you specify otherwise in a Written Request.

Unless you tell us otherwise, if there are Joint Owners all transactions will require both signatures except for telephone transfers. If the telephone transfer option is elected and there are Joint Owners, either Joint Owner can give telephone instructions.

Annuitant - The Annuitant is the person on whose life we base Annuity Payments. You designate the Annuitant when the Contract is issued. You can change the Annuitant at any time before the Annuity Date. The Annuitant may not be changed in a Contract which is owned by a non-natural person. Any change of Annuitant is subject to our underwriting rules which are in effect at the time.

Beneficiary - The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you may change the primary Beneficiary(ies) or contingent Beneficiary(ies). A change must be made by Written Request. The change will take effect as of the date the Written Request is signed. London Pacific will not be liable for any payment made or action it takes before the change is recorded.

ASSIGNMENT

You can assign (transfer ownership) the Contract at any time during your lifetime. You must send a Written Request to our Annuity Service Center specifying the terms of the assignment. London Pacific will not be liable for any payment or other action we take in accordance with the Contract until we receive notice of the assignment. Any assignment made after the death benefit has become payable will only be valid with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, there may be limitations on your ability to assign the Contract.

MODIFICATION OF THE CONTRACT

The Contract may be modified in order to comply with applicable state and federal law. A Contract may be changed or altered only by the President or Vice President and the Secretary of London Pacific. Any change must be in writing.


ANNUITY PAYMENTS(THE ANNUITY PERIOD)

ANNUITY DATE

You can receive regular Annuity Payments from your Contract. You will receive the payments unless you choose someone else to receive them. The day on which those payments begin is called the Annuity Date. The Annuity Date must be the first day of a calendar month and must be at least one month after we issue your Contract. The Annuity Date may not be later than when the Annuitant reaches age 85 or 10 years after we issue your Contract if you are age 75 or older on the day your Contract is issued. You can change the Annuity Date by Written Request. Any change must be requested at least 7 days prior to the Annuity Date.

ANNUITY PAYMENTS

During the Annuity Period, you have the same investment choices you had just before the start of the Annuity Period. During the Annuity Period, payments can come from the Investment Options you have selected (meaning they are variable Annuity Payments) or from the Fixed Account (meaning they are fixed Annuity Payments). You must select if you want variable Annuity Payments or fixed Annuity Payments or a combination of both no later than 15 days before the Annuity Date. If you do not instruct us, your payments will be variable Annuity Payments.

Annuity Payments are made monthly. If the Annuity Payment would be or become less than $200 ($100 if a combination fixed and variable annuity is selected), we will reduce the frequency of the Annuity Payments to an interval which will result in each payment being at least $200 ($100 if a combination fixed and variable annuity is selected).

If you choose to have any portion of your Annuity Payments come from the Investment Options, the dollar amount of your payments will depend on the following:

     (1)  the value of your  Contract  in the  Investment  Option on the Annuity
          Date;

     (2)  the 4% assumed investment rate used in the Contract;

     (3)  the performance of the Investment Option(s) you select;

     (4)  the Annuity Option you select; and

     (5) the age of the Annuitant and any joint Annuitant with respect to certain Annuity Options.

If the actual performance exceeds the 4% assumed investment rate, your Annuity Payments will increase. Likewise, if the actual investment rate is less than 4%, you Annuity Payments will decrease.

The SAI contains a description of how Annuity Payments and Annuity Unit values are calculated.

ANNUITY OPTIONS

You can choose among income plans. We call them Annuity Options. We ask you to choose an Annuity Option when you buy the Contract. Prior to the Annuity Date you may change the Annuity Option by Written Request. Any change must be requested at least 7 days prior to the Annuity Date.

You can choose one of the following Annuity Options or any other Annuity Option acceptable to London Pacific.

OPTION A. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the life of the Annuitant. After the Annuitant dies, we stop making Annuity Payments.

OPTION B. LIFE ANNUITY WITH PERIOD CERTAIN OF 120 MONTHS. Under this option, we will make monthly Annuity Payments during the life of the Annuitant. If the Beneficiary does not want payments to continue for the rest of the period certain, he or she may elect to have the present value of the guaranteed Annuity Payments remaining commuted and paid in a lump sum.

OPTION C. JOINT & SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant and the Joint Annuitant are alive. After the first Annuitant dies and during the lifetime of the surviving
Annuitant, we will continue making Annuity Payments at 66 2/3%. After the surviving Annuitant dies, we will stop making Annuity Payments.

OPTION D. PAYMENT FOR A PERIOD CERTAIN. Under this option, we will make monthly Annuity Payments for a fixed period of years. The period must be at least 10 years and cannot be more than 30 years. If you do not want to continue to receive payments for the rest of the selected period, you may elect to have the present value of the remaining payments commuted and paid in a lump sum or as an Annuity Option purchased at the date of such election.

HOW TO PURCHASE THE CONTRACT

CONTRIBUTIONS

Contributions are the money you give us to buy the Contract. The minimum we will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as part of an IRA (individual retirement annuity), the minimum we will accept is $1,000. You can make additional Contributions of $1,000 ($100 if the periodic investment plan option is elected). The maximum Contributions we will accept without our prior approval are $1,000,000 except if you are 75 years old when you buy the Contract in which case the maximum is $500,000. We reserve the right to reject any Contribution or Contract.

ALLOCATION OF CONTRIBUTIONS

When you purchase the Contract, we will allocate your Contribution to the Investment Option(s) you have selected. Unless you instruct us otherwise, subsequent Contributions will be allocated in the same manner as the initial Contribution. Your allocations must be in whole numbers with a minimum allocation of 10% of each Contribution or transfer (unless the Contribution is being made pursuant to an approved Dollar Cost Averaging Program). Under certain circumstances we will allocate your initial Contribution to the Federated Prime Money Fund II until the end of the free-look period.

Once we receive your Contribution and the necessary information and they are deemed to be in good order, we will issue you a Contract and allocate your Contribution within 2 business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your Contract by making additional Contributions, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

FREE-LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state), and we will send your money back. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your Contribution. If you have purchased the Contract as an individual retirement annuity or in certain states, we are required to return your Contribution. If that is the case, we will put your money in the Federated Prime Money Fund II for 15 days after we allocate your Contribution (or whatever period is required in your state) and refund the greater of your Contribution or the value of your Contract.

ACCUMULATION UNITS

The value of your Contract allocated to the Investment Options will go up or down depending upon the investment performance of the Investment Option(s) you select. In order to keep track of the value of your Contract, we use a unit of measure we call an accumulation unit. During the Annuity Period, we call it an annuity unit. The difference between accumulation unit values and annuity unit values is the assumed investment rate factor raised to the power equal to the number of years since the initial accumulation unit values were set.

Every Business Day we determine the value of an accumulation unit for each Investment Option. We do this by:

1. determining the total amount of money invested in the particular Investment Option;

2. subtracting from that amount the mortality and expense risk charge, the administrative charge and the distribution charge; and

3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make your Contribution to the Contract, London Pacific will credit your Contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the Contribution allocated to an Investment Option by the value of the accumulation unit for that Investment Option.

London Pacific calculates that value of an accumulation unit for each Investment Option after the New York Stock Exchange (NYSE) closes each day and then credits your Contract. There may be days when the NYSE is open for business and we are closed. The day after Thanksgiving is the only such date. On such date, you will not have access to your account and therefore no transactions will be processed for the Separate Account.

Example:

On Wednesday we receive an additional Contribution from you of $4,000. You have instructed us to allocate it to the Harris Associates Value Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Harris Associates Value Portfolio is $12.50. We then divide $4,000 by $12.50 and credit your Contract with 320 accumulation units for the Harris Associates Value Portfolio on that Wednesday night. London Pacific reserves the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privilege described above.

TRANSFERS

You can make transfers among the Investment Options and the Fixed Account before the Annuity Date.

The minimum amount which you can transfer is $500 from one or more Investment Options or the Fixed Account or your entire interest in the Investment Option or Fixed Account, if less. The minimum amount which must remain in an Investment Option or the Fixed Account after a transfer is $500 for each Investment Option or the Fixed Account, or $0 if the entire interest in the Investment Option or Fixed Account is transferred.

During the Annuity Period you may make a transfer from one or more of the Investment Options to the Fixed Account once a Contract year. You may not make a transfer from the Fixed Account to the Investment Options during the Annuity Period.

If you make more than 12 transfers in a year, a transfer fee may be assessed.

Telephone transfers can be made pursuant to a Written Request. London Pacific will use reasonable procedures to confirm that instructions given us by telephone are genuine. If we fail to use such procedures, we may be liable for losses due to fraudulent or unauthorized instructions. London Pacific tape records all telephone instructions.

London Pacific reserves the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privilege described above.

The Contracts are not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the Investment Options. When London Pacific becomes aware of such disruptive transactions, we may modify the transfer provisions of the Contract.

INVESTMENT OPTIONS

The following Investment Options are available. On September 28, 1999, shares of the Federated Fund for U.S. Government Securities II were substituted for shares of the Berkeley U.S. Quality Bond Portfolio of the LPT Variable Insurance Series Trust pursuant to an order issued by the Securities and Exchange Commission. Additional Investment Options may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS.

The investment objectives and policies of certain Investment Options are similar to the investment objectives of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the investment options have the same investment advisers.

A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative instruments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

LPT VARIABLE INSURANCE SERIES TRUST

LPT Variable Insurance Series Trust (Trust) is a mutual fund with multiple portfolios. LPIMC Insurance Marketing Services Adviser, a subsidiary of London Pacific and a registered investment adviser under the Investment Advisers Act of 1940, serves as investment adviser to the Trust. The Adviser has entered into sub-advisory agreements with professional money managers for investment of the assets of each portfolio of the Trust. The Sub-Adviser for each portfolio is listed under each portfolio below. The following Investment Options are available under the Contract:

     Harris Associates Value Portfolio

The Sub-Adviser for this Portfolio is Harris Associates L.P.

     MFS Total Return Portfolio

The Sub-Adviser for this Portfolio is Massachusetts Financial Services
Company.

     RS Diversified Growth Portfolio

The Sub-Adviser for this Portfolio is RS Investment Management L.P.

     LPA Core Equity Portfolio (formerly known as Lexington Corporate Leaders Portfolio(R)) (long-term capital growth and income through investment in common stocks of large, well-established companies)

The Sub-Adviser for this Portfolio is London Pacific Advisory Services, Inc. (formerly known as Select Advisors, Inc.) Prior to August 3, 2000, Lexington Management Corporation was the Sub-Adviser.

     Strong Growth Portfolio

The Sub-Adviser for this Portfolio is Strong Capital Management, Inc.

     LPA Global Leaders Portfolio (formerly known as SAI Global Leaders Portfolio) (long-term capital growth through investment in common stocks of large foreign and domestic companies)

The Sub-Adviser for this Portfolio is London Pacific Advisory Services, Inc. (formerly known as Select Advisors, Inc.)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The Universal Institutional Funds, Inc. (Morgan Stanley Dean Witter Universal Funds, Inc.) is a mutual fund with eighteen portfolios, three of which are available under the Contract. Miller Anderson & Sherrerd, LLP is the investment adviser to the High Yield Portfolio. Morgan Stanley Asset Management is the investment adviser for the International Magnum and Emerging Markets Equity Portfolios. The following Investment Options are available under the Contract:

     High Yield Portfolio

     International Magnum Portfolio (long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries)

     Emerging Markets Equity Portfolio

DEUTSCHE ASSET MANAGEMENT VIT FUNDS

Deutsche Asset Management VIT Funds is a series fund with six series, one of which is available under the Contracts. Deutsche Asset Management, Inc. is the investment manager of the Fund. The following Investment Option is available under the Contract:

     Deutsche VIT Equity Index 500 Fund

FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with multiple separate investment portfolios, two of which are available under the Contracts. Federated Investment Management Company is the investment adviser of the Federated Prime Money Fund II and the Federated Fund for U.S. Government Securities II. The following Investment Options are available under the Contract:

     Federated Prime Money Fund II
     Federated Fund for U.S. Government Securities II

Shares of the portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with London Pacific. Certain portfolios may also be sold directly to qualified plans. The portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

London Pacific may enter into certain arrangements under which it is reimbursed by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the portfolios.


                          DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program is a program, which if elected, permits you to systematically transfer amounts monthly, quarterly, semi-annually or annually from the Federated Prime Money Fund II, the Federated Fund for U.S. Government Securities II, the Universal Institutional Funds High Yield Portfolio or the Fixed Account to one or more of the other Investment Options. Transfers to the Fixed Account are not permitted. To participate in the program, the value of your Contract must be at least $20,000. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

You must participate in Dollar Cost Averaging for at least 12 months. There is no current charge for Dollar Cost Averaging. However, we reserve the right to charge for it in the future. Transfers under this program will take place on the date you request to participate in the program and anniversaries the date.

Transfers made pursuant to the Dollar Cost Averaging Program are not taken into account in determining the transfer fee.

We reserve the right at any time and without prior notice to any party, to terminate, suspend or modify the Dollar Cost Averaging Program.

REBALANCING PROGRAM

You may use an asset allocation model known as the Asset Equalizer to help you establish your initial investment allocations. If you do, you may rebalance your investments monthly to maintain the allocation in the Asset Equalizer model. Rebalancing provides for periodic automatic transfers among the Investment Options. Any amounts in the Fixed Account will not be transferred as part of this program.

Transfers made pursuant to the Rebalancing Program are not taken into account in determining the transfer fee.

VOTING RIGHTS

London Pacific is the legal owner of the Investment Option shares. However, London Pacific believes that when an Investment Option solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own proportion to those instructions. This will also include any shares that London Pacific owns on its own behalf. Should London Pacific determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

London Pacific may be required to substitute one or more of the Investment Options you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.

PERFORMANCE

London Pacific may advertise performance of the various Investment Options. Performance information of an Investment Option is based on past performance only and is no indication of future performance. London Pacific will calculate performance by determining the percentage change in an Investment Option by dividing the increase (decrease) for the Option by the value of the Investment Option at the beginning of the period. The performance number will reflect the expenses of the Investment Option and the deduction of the mortality and expense risk charge, the administrative charge, the distribution charge and any applicable contract maintenance charge. London Pacific may also advertise performance information which is computed on a different basis. In that case, any advertisement will also include average annual total return figures which reflect the deduction of all fees and charges.

Future performance will vary and the results which may be shown are not necessarily representative of future results.

                               EXPENSES

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.25% of the daily value of the Contract invested in an Investment Option, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. London Pacific may use any profits it makes from this charge to pay for the costs of distributing the Contract.

ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to .15% of the daily value of the Contract invested in an Investment Option, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the Contract. Some of these expenses are: preparation of the Contract, confirmations, annual reports and statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

DISTRIBUTION CHARGE. This charge is equal, on an annual basis, to .10% of the daily value of the Contract invested in an Investment Option, after fund expenses have been deducted. This charge compensates London Pacific for the costs associated with the distribution of the Contract.

CONTRACT MAINTENANCE CHARGE. On each anniversary of the date when your Contract was issued, London Pacific deducts $36 ($30 in the state of North Dakota) from your Contract as a contract maintenance charge. This charge is for administrative expenses. This charge cannot be increased.

London Pacific will not deduct this charge during the Accumulation Period if, when the deduction is to be made, the value of your Contract is $50,000 or more. If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. The contract maintenance charge is deducted pro-rata from the Investment Options and the Fixed Account (except in South Carolina, Texas and Washington, the charge is only deducted from the Investment Options)

After the Annuity Date, the charge will be collected monthly out of each Annuity Payment regardless of the size of the Contract.

TRANSFER FEE. You can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $20 for each transfer thereafter or 2% of the amount transferred (whichever is less). The transfer fee will be deducted from the Investment Option or the Fixed Account from which the transfer is made. If your entire interest in the Investment Option or Fixed Account is being transferred, the transfer fee will be deducted from the amount which is transferred. If the transfer is made from more than one Investment Option or the Fixed Account, the transfer fee will be deducted pro-rata from each Investment Option or the Fixed Account from which a transfer is made.

Any transfers made pursuant to the Dollar Cost Averaging or Rebalancing Programs will not count in determining the transfer fee. A transfer at the end of the free-look period will also not count in determining the transfer fee.

PREMIUM TAXES. Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. London Pacific is responsible for the payment of these taxes and will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is London Pacific's current practice to pay premium taxes when they are incurred and deduct for them from your Contract when you make a partial or full withdrawal, when we pay a death benefit or when you start receiving Annuity Payments. Premium taxes generally range from 0% to 4%, depending on the state.

INCOME TAXES. London Pacific will deduct from the Contract for any income taxes which it incurs because of the Contract. At the present time, we are not making any such deductions.

INVESTMENT OPTION EXPENSES. There are deductions from and expenses paid out of the assets of the various Investment Options, which are described in the fund prospectuses.

TAXES

NOTE: LONDON PACIFIC HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. LONDON PACIFIC HAS INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your Contract until a distribution occurs either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment is treated as a partial return of your Contribution and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Contributions are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract as an individual and not under an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity, your Contract is referred to as a qualified Contract.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

WITHDRAWALS- NON-QUALIFIED CONTRACTS

If you make a withdrawal from your non-qualified Contract, the Code treats such a withdrawal as first coming from earnings and then from your Contribution. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)  paid on or after the taxpayer reaches age 59 1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS - QUALIFIED CONTRACTS

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Contributions to the after-tax Contributions in your Contract. If all of your Contributions were made with pre-tax money, then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code );

     (4) paid in a series of substantially equal periodic payments made annually ( or more frequently ) under a lifetime annuity;

     (5)  paid for certain allowable medical expenses (as defined in the Code);

     (6)  paid on account of an IRS levy upon the qualified contract;

     (7)  paid from an IRA for medical insurance ( as defined in the Code );

     (8)  paid from an IRA for qualified higher education expenses; or

     (9) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses ( as defined in the Code ).

We have provided a more complete discussion in the Statement of Additional Information.

TAXATION OF DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

The Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments (contributions) or contract value. The contract offers death benefits which may exceed the greater of purchase payments (contributions) or contract value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the Contract may not qualify as an IRA (including Roth
IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. London Pacific believes that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not London Pacific would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the Owner of the Investment Options.

Due to the uncertainty in this area, London Pacific reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

WITHDRAWALS

At any time during the Accumulation Period, you may make a partial or total withdrawal from your Contract by Written Request (in the state of Washington, you can also make a withdrawal on the Annuity Date). Unless you tell us otherwise, withdrawals will be made from the Investment Options. The withdrawal will be made pro-rata from the Investment Options (unless you tell us otherwise).

Each partial withdrawal must be for at least $500 (this requirement may be waived to meet the minimum distribution requirements for Qualified Contracts). London Pacific requires that after you make a partial withdrawal, $2,000 must remain in your Contract (this requirement may be waived to meet the minimum distribution requirements for Qualified Contracts). We also require that after a partial withdrawal, at least $500 must remain in an Investment Option or the Fixed Account.

When you make a withdrawal, you will receive the value of your Contract, less any premium tax and less any contract maintenance charge. London Pacific will pay the amount of any withdrawal within 7 days of your request unless the suspension of payments or transfer provision is in effect (see below).

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL OPTION

You may use the Systematic Withdrawal Option to pre-authorize automatic withdrawals. You may participate in this option if the value of your Contract is at least $20,000 on the day you request this option. Withdrawals can be made monthly, quarterly or semi-annually. The minimum amount you can withdraw is $100 each payment. The standard date of the month for withdrawals is the date you request to enroll in this option. You can specify a different date. You can stop withdrawals with 30 days' written notice to us.

Under the systematic withdrawal option, you can withdraw up to 10% of the unliquidated Contributions as of the immediately preceding Contract anniversary or, if during the first Contract year, as of the date your Contract is issued.

We do not currently charge for systematic withdrawals. We reserve the right to charge for this option in the future.

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SUSPENSION OF PAYMENTS OR TRANSFERS

London Pacific may be required to suspend or postpone payments for surrenders or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of shares of the Investment Options is not reasonably practicable; or London Pacific reserves the right to postpone payment for a withdrawal or transfer from the Fixed Account for a period of up to 6 months.

DEATH BENEFIT

UPON YOUR DEATH

If you or any Joint Owner die before the Annuity Date, London Pacific will pay your Beneficiary a death benefit. Upon the death of the Joint Owner, the surviving Joint Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The amount of the death benefit depends on how old the Owner or Joint Owner is.

Prior to the Owner or oldest Joint Owner reaching age 80, the death benefit will be the greater of:

1. the adjusted Contributions (which means your initial Contribution, plus any subsequent Contributions less any subsequent partial withdrawals in the same proportion that the Contract value was reduced on the date of the withdrawal); or

2. the value of your Contract as of the day London Pacific receives at its Annuity Service Center both proof of death and a payment method election; or

3. the value of your Contract on the most recent seventh year Contract anniversary or the adjusted Contributions as of the most recent seventh year Contract anniversary, whichever is greater. This amount is increased for subsequent Contributions and is reduced for subsequent partial withdrawals in the same proportion that the Contract value was reduced on the date of the withdrawal.

After the Owner or the oldest Joint Owner reaches age 80, the death benefit will be the value of the Contract as of the day we receive both proof of death and an election of the payment method.

In certain states, the death benefit will be the value of your Contract as of the day London Pacific receives proof of death and an election of the payment method.

See Appendix B for examples of how the death benefit is calculated.

The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payment must begin within one year of the date of death. In the event of the death of the Owner who is not an Annuitant, if the Beneficiary is the spouse of the Owner, he or she may elect to continue the Contract in his/her own name at the then current Contract value.

Payment to the Beneficiary, other than a single lump sum, can only be elected during the 60 day period beginning with the date of receipt of proof of death.

If you or a Joint Owner (who is not the Annuitant) die during the Annuity Period, any remaining Annuity Payments will continue at least as rapidly as under the method of distribution in effect at the Owner's death. Upon the death of the Owner during the Annuity Period, the Beneficiary becomes the Owner.

                               DEATH OF ANNUITANT

Upon the death of the Annuitant, who is not the Owner, during the Accumulation Period, you may designate a new Annuitant subject to our underwriting rules then in effect. If you do not designate a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. If the Owner is a non-natural person, the death or change of the Annuitant will be treated as the death of the Owner and a new Annuitant may not be designated.

OTHER INFORMATION

LONDON PACIFIC

London Pacific Life & Annuity Company (London Pacific) was organized in 1927 in North Carolina as a stock life insurance company. London Pacific was acquired from Liberty Life in 1989. London Pacific is authorized to sell life insurance and annuities in 40 states and the District of Columbia. London Pacific's ultimate parent is London Pacific Group Limited, an international fund management firm chartered in Jersey, Channel Islands.

London Pacific's financial statements appear in the SAI and should be considered only as bearing upon London Pacific's ability to meet its obligations under the Contracts.

THE SEPARATE ACCOUNT

London Pacific established a separate account known as LPLA Separate Account One (Separate Account) to hold the assets that underlie the Contracts. The Board of Directors of London Pacific adopted a resolution to establish the Separate Account under North Carolina insurance law on November 21, 1994. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in London Pacific's name on behalf of the Separate Account and legally belong to London Pacific. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business London Pacific may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts without regard to income, gains or losses from any other contracts we may issue.

DISTRIBUTION

London Pacific Financial and Insurance Services, 1755 Creekside Oaks Drive, Sacramento, California 96833 acts as the principal underwriter of the Contracts. London Pacific Financial and Insurance Services is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. London Pacific Financial and Insurance Services is an affiliate of London Pacific. Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid an ongoing quarterly commission currently equal to
 .275% of the Contract value (pro-rated for the first Contract quarter based on the length of time the Contract has been in force) for promotional or distribution expenses.

      TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Company............................................
Experts............................................
Legal Opinions.....................................
Distribution.......................................
Yield Calculation for the
Federated Prime Money Fund II
Sub-Account........................................
Calculation of Performance Information.............
Federal Tax Status.................................
Annuity Provisions.................................
Financial Statements...............................







                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The financial statements of London Pacific and the Separate Account may be found in the Statement of Additional Information. The table below gives per accumulation unit information about the financial history of each sub-account of the Separate Account for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.

On September 28, 1999, shares of the Federated Fund for U.S. Government Securities II were substituted for shares of the Berkeley U.S. Quality Bond Portfolio of the LPT Variable Insurance Series Trust pursuant to an order issued by the Securities and Exchange Commission.

                                                                                                               Period From
                                                                                           Year Ended          Commencement
                                                                                                               Of Operations
Sub-Account                                   12-31-00           12-31-99            12-31-98       12-31-97   To 12-31-96
-----------                                   --------           --------            --------       --------   -----------

Harris Associates Value
Unit Value at beginning of period             $15.97              $15.50            $15.08         $12.12        $10.00
Unit value at end of period                   $17.42              $15.97            $15.50         $15.08          $12.12
No.of units outstanding at end of period     376,383             409,315           458,166        225,262          50,583


MFS Total Return
Unit Value at beginning of period             $14.74              $14.56            $13.20         $11.03          $10.00
Unit value at end of period                   $16.86              $14.74            $14.36         $13.20          $11.03
No.of units outstanding at end of period     771,648             890,754           798,518        443,010          82,279

Strong Growth
Unit Value at beginning of period              $36.09              $20.16            $15.72         $12.62         $10.00
Unit value at end of period                    $33.02              $36.09            $20.16         $15.72         $12.62
No.of units outstanding at end of period      382,743             384,340           324,168        169,389         44,555

RS Diversified Growth
Unit Value at beginning of period              $32.98              $14.13            $12.21         $10.35         $10.00
Unit value at end of period                    $22.37              $32.98            $14.13         $12.21         $10.35
No.of units outstanding at end of period      421,502             444,329           431,784        236,983         52,516

LPA Core Equity
Unit Value at beginning of period              $18.58              $15.72            $14.25         $11.51         $10.00
Unit value at end of period                    $16.28              $18,58            $15.72         $14.25         $11.51
No.of units outstanding at end of period      469,925             491,742           508,938        233,629         29,933

LPA Global Leaders
Unit Value at beginning of period (5/11/99)    $11.59              $10.00               N/A            N/A           N/A
Unit value at end of period                     $9.62              $11.59               N/A            N/A           N/A
No.of units outstanding at end of period      182,184              70,378               N/A            N/A           N/A

The Universal Institutional Funds High Yield
Unit Value at beginning of period (5/4/98)     $10.50               $9.95            $10.00            N/A           N/A
Unit value at end of period                     $9.25              $10.50             $9.95            N/A           N/A
No.of units outstanding at end of period       58,567              73,100            39,568            N/A           N/A



                                                                                                                     Period From
                                                                                                                     Commencement
                                                                                               Year Ended            Of Operations
Sub-Account                                      12-31-00            12-31-99           12-31-98        12-31-97     To 12-31-96

The Universal Institutional Funds
International Magnum
Unit Value at beginning of period (5/4/98)        $11.22              $9.10            $10.00            N/A           N/A
Unit value at end of period                        $9.68             $11.22             $9.10            N/A           N/A
No.of units outstanding at end of period         203,235            196,644           233,470            N/A           N/A


The Universal Institutional Funds
Emerging Markets Equity
Unit Value at beginning of period (5/4/98)         $13.40             $6.99            $10.00            N/A           N/A
Unit value at end of period                         $8.07            $13.40             $6.99            N/A           N/A
No.of units outstanding at end of period           75,242            33,567             7,980            N/A           N/A


Deutsche VIT Equity 500 Index
Unit Value at beginning of period (5/4/98)         $12.97            $10.94            $10.00            N/A           N/A
Unit value at end of period                        $11.60            $12.97            $10.94            N/A           N/A
No.of units outstanding at end of period          257,972           252,532           155,738            N/A           N/A

Federated Prime Money Fund II
Unit Value at beginning of period (1/14/99)         $1.03             $1.00               N/A            N/A           N/A
Unit value at end of period                         $1.07             $1.03               N/A            N/A           N/A
No.of units outstanding at end of period        2,580,154         3,868,584               N/A            N/A           N/A

Federated Fund for U.S. Government
Securities II
Unit Value at beginning of period (1/14/99)         $9.78            $10.00               N/A            N/A           N/A
Unit value at end of period                        $10.69             $9.78               N/A            N/A           N/A
No.of units outstanding at end of period          155,768           210,893               N/A            N/A           N/A


                                   APPENDIX B

The purpose of the examples below is to help you understand how the death benefit is calculated. These are just examples and may not represent your particular facts and circumstances. The death benefit amounts in the examples below are purely hypothetical.

DEATH BENEFIT CALCULATIONS

EXAMPLE A - OWNER AGE 65 AT DEATH; DIES DURING CONTRACT YEAR TWO

Example A assumes the following:

   (1)   You make a Contribution of $10,000.
   (2)   You die at age 65 during the second Contract year.
   (3)   The value of your Contract at the time of your death was $12,000.
   (4)   You have not made any withdrawals.

The following applies to this Example:

     (a) Adjusted Contributions equal $10,000, because you have not made any withdrawals.
     (b) No seventh year stepped-up death benefit is available because death occurred prior to the seventh year Contract anniversary.
     (c) The Contract value is $12,000 and therefore greater than Adjusted Contributions.
     (d)  The death benefit is $12,000.

EXAMPLE B - OWNER AGE 65 AT DEATH; DIES DURING CONTRACT YEAR TWO

This Example is based on the same assumptions as Example A except that in this Example the Contract value at death is $9,500.

The following applies to this Example:

   (a)   The Adjusted Contributions are greater than the Contract Value.
   (b)   The death benefit is $10,000.

EXAMPLE C - OWNER AGE 65 AT DEATH; DIES DURING CONTRACT YEAR TEN

Example C assumes the following:

     (1)  You made a single Contribution of $10,000.
     (2)  You die at age 65 during the tenth Contract year.
     (3) The value of your Contract on the seventh Contract anniversary was $18,000.
     (4)  The value of your Contract at death was $17,000.
     (5) You made a ithdrawal of $1,500 in the sixth Contract year at which time the value of your Contract was $15,000 before you made the withdrawal.

The following applies to this Example:

     (a) Adjusted Contributions are equal to $9,000. (At the time you made the withdrawal the value of your Contract was reduced by 10% ($1,500/$15,000 .10). Therefore, Adjusted Contributions are reduced by 10% ($10,000 -($10,000 x .10) $9,000).

     (b)  The  value  of  your  Contract  on the  seventh  Contract  anniversary
($18,000)
was greater than that at the time of your death ($17,000) and greater than Adjusted Contributions ($9,000).

     (c) The death benefit is $18,000.

EXAMPLE D - OWNER AGE 87 AT DEATH; DIES DURING CONTRACT YEAR TWO

This Example is based on the same assumptions as Example A except in this Example you are 87 at the time you die.

The following applies to this Example:

     (a) Since you were beyond age 80, the death benefit will be limited to the value of your Contract.
     (b)  The death benefit is $12,000.


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                           WITH FLEXIBLE CONTRIBUTIONS

                                    ISSUED BY

                            LPLA SEPARATE ACCOUNT ONE

                                       AND

                      LONDON PACIFIC LIFE & ANNUITY COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2001, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS WITH FLEXIBLE CONTRIBUTIONS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION FOR A PROSPECTIVE INVESTOR. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: P.O. BOX 29564, RALEIGH, NORTH CAROLINA 27626; (800) 852-3152.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2001.

                                TABLE OF CONTENTS

                                                                            PAGE

COMPANY.........................................................................

EXPERTS.........................................................................

LEGAL OPINIONS..................................................................

DISTRIBUTOR.....................................................................

YIELD CALCULATION FOR THE FEDERATED PRIME MONEY FUND II SUB-ACCOUNT.............

PERFORMANCE INFORMATION.........................................................

FEDERAL TAX STATUS..............................................................

ANNUITY PROVISIONS..............................................................

FINANCIAL STATEMENTS............................................................


                                     COMPANY

Information regarding London Pacific Life & Annuity Company (the "Company") and its ownership is contained in the Prospectus.

The Company contributed the initial capital to the Separate Account. As of March 31, 2001, the initial capital contributed by the Company represented approximately 2.05% of the total assets of the Separate Account. The Company currently intends to retain these funds in the Separate Account.

                                     EXPERTS

The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the financial statements of the Separate Account as of December 31, 2000 and for the year ended December 31, 2000 and 1999 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                   DISTRIBUTOR

London Pacific Financial and Insurance Services acts as the distributor. London Pacific Financial and Insurance Services is an affiliate of the Company. The offering is on a continuous basis.



     YIELD CALCULATION FOR THE FEDERATED PRIME MONEY FUND II SUB-ACCOUNT

The Federated Prime Money Fund II Sub-Account of the Separate Account will calculate its current yield based upon the seven days ended on the date of calculation. The Company does not currently advertise any yield information for the Federated Prime Money Fund II Sub-Account.

The current yield of the Federated Prime Money Fund II Sub-Account is computed daily by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge, the Distribution Charge and the Contract Maintenance Charge, dividing the difference by the value of the Owner account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Federated Prime Money Fund II Sub-Account computes its effective compound yield by determining the net changes (exclusive of capital change) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge, the Distribution Charge and the Contract Maintenance Charge and dividing the difference by the value of the Owner account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = ((Base Period Return +1) 365/7)-1. The current and the effective yields reflect the reinvestment of net income earned daily on the Federated Prime Money Fund II Sub-Account's assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Federated Prime Money Fund II Sub-Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Federated Prime Money Fund II Sub-Account and changes in the interest rates on such investments, but also on changes in the Federated Prime Money Fund II Sub-Account's expenses during the period.

Yield information may be useful in reviewing the performance of the Federated Prime Money Fund II Sub-Account and for providing a basis for comparison with other investment alternatives. However, the Federated Prime Money Fund II Sub-Account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.



                             PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will also include standardized average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a .15% Administrative Charge, a .10% Distribution Charge, the investment advisory fee and expenses for the underlying Portfolio being advertised and any applicable Contract Maintenance Charge.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                     n
                             P  (1+T)  = ERV


Where:

       P = a hypothetical initial payment of $1,000

      T =  average annual total return

       n = number of years

     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The chart below shows the performance of the Accumulation Units calculated for a specified period of time assuming an initial contribution of $1,000 allocated to each Portfolio and a deduction of all charges and deductions under the Contract and the expenses of the Portfolio.


AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/00


                                Separate Account
Sub-Account                     Inception Date      1 Year     Since Inception
-----------                     --------------      ------     ---------------


Harris Associates                      2/9/96       9.11%         11.67%

MFS Total Return                       2/9/96      14.36%         11.02%

RS Diversified Growth                  2/9/96     -32.19%          17.50%
 Growth

LPA Core Equity                        2/9/96     -12.38%           9.94%

Strong Growth                          2/9/96      -8.51%          26.22%

LPA Global Leaders                    5/11/99     -17.01%          -2.33%

The Universal Institutional Funds
  High Yield                           5/4/98     -11.92%          -2.89%

The Universal Institutional Funds
  International Magnum                 5/4/98     -13.75%          -1.23%

The Universal Institutional Funds
  Emerging Markets Equity              5/4/98     -39.82%          -7.75%

Deutsche VIT Equity 500 Index          5/4/98     -10.58%           5.74%

Federated Prime Money Fund II         1/14/99       4.31%           3.69%

Federated Fund for U.S. Government
  Securities II                       1/14/99       9.31%           3.47%

On September 28, 1999, shares of the Federated Fund for U.S. Government Securities II of the Federated Insurance Series Trust were substituted for shares of the Berkeley U.S. Quality Bond Portfolio of the LPT Variable Insurance Series Trust pursuant to an order issued by the Securities and Exchange Commission


In addition to total return data, the Company may include yield information in its advertisements. For each Sub-Account (other than the Federated Prime Money Fund II Sub-Account) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:


                                                 6
                     Yield  = 2  [( a-b  +  1)    -  1]
                                      ----
                                       cd
Where:

        a = Net investment income earned during the period by the Portfolio attributable to shares owned by the Sub-Account.

        b =  Expenses accrued for the period (net of reimbursements).

        c = The average daily number of Accumulation Units outstanding during the period.

        d = The maximum offering price per Accumulation Unit on the last day of the period.

The Company may also advertise performance data which may be computed on a different basis which may not include certain charges. If such charges were deducted, the performance would be lower.

You should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of the Sub-Account's total return or yield for any period should not be considered as a representation of what an investment may earn or what your total return or yield may be in any future period.

                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL. Section 72 of the Code governs taxation of annuities in general. An owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the contributions, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a Fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a Variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS. Under Section 72(u) of the Code, the investment earnings on Contributions for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES. Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

TAX TREATMENT OF ASSIGNMENTS. An assignment, transfer or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, transfer or pledge their Contracts.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

GIFTING A CONTRACT. If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments (contributions) not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

DEATH BENEFITS. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

The Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or contract value. The contract offers death benefits which may exceed the greater of purchase payments or contract value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants under such plans should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS. Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate contributions made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts," below.)

WITHDRAWALS - INVESTMENT ADVISER FEES. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

QUALIFIED PLANS. The Contracts offered by this Prospectus may also be used as Qualified Contracts. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing Qualified Contracts.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described in the Prospectus. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Generally, Qualified Contracts are not transferable except upon surrender or annuitization.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA.

Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRA

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Contributions for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213 (d) (1) (D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (f) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; (g) distributions made on account of an IRS levy upon the Qualified Contract; and (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

     Required Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the Owner.

The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs. You should consult with your IRA sponsor and tax advisor to determine if these new rules are available for your benefit.



                               ANNUITY PROVISIONS

Variable Annuity Payments reflect the investment performance of the Separate Account in accordance with the allocation of the Adjusted Contract Value to the Sub-Accounts during the Annuity Period. Annuity Payments also depend upon the Age of the Annuitant and any Joint Annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the Annuity Option chosen. The dollar amount of Variable Annuity Payments for each applicable Sub-Account after the first Variable Annuity Payment is determined as follows:

     1. The dollar amount of the first Variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Sub-Account as of the Annuity Date. This sets the number of Annuity Units for each monthly payment for the applicable Sub-Account. The number of Annuity Units remains fixed during the Annuity Period.


     2. The fixed number of Annuity Units per payment in each Sub-Account is multiplied by the Annuity Unit Value for that Sub-Account for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-Account.

The total dollar amount of each Variable Annuity Payment is the sum of all Sub-Account Variable Annuity Payments reduced by the applicable portion of the Contract Maintenance Charge.

ANNUITY UNIT

The value of any Annuity Unit for each Sub-Account of the Separate Account was arbitrarily set initially at $10.

The Sub-Account Annuity Unit Value at the end of any subsequent Valuation Period is determined as follows:

1. The Net Investment Factor for the current Valuation Period is multiplied by the value of the Annuity Unit for the Sub-Account for the immediately preceding Valuation Period. The Net Investment Factor is equal to the Accumulation Unit Value for the current Valuation Period divided by the Accumulation Unit Value for the immediately preceding Valuation Period.

     2. The result in (1) is then divided by the Assumed Investment Rate Factor which equals 1.00 plus the Assumed Investment Rate for the number of days since the preceding Valuation Date. The Assumed Investment Rate is equal to an effective annual rate of 4%.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

(See "Annuity Payments" (The Annuity Period) in the Prospectus.)

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.




                           LPLA SEPARATE ACCOUNT ONE

                              FINANCIAL STATEMENTS

                                    CONTENTS





Audited Financial Statements


Statement of Assets & Liabilities.......................................  1-2
Statement of Operations.................................................  3-4
Statement of Changes in Net Assets......................................  5-8
Notes to Financial Statements...........................................  9-12
Report of Independent Accountants......................................   13

                                                                  LPLA SEPARATE ACCOUNT ONE
                                                              STATEMENT OF ASSETS AND LIABILITIES
                                                                     December 31, 2000

                                     Harris               MFS
                                   Associates            Total           Strong            RS            LPA Core     LPA Global
                                      Value              Return          Growth     Diversified Growth    Equity       Leaders
                                   Sub-Account         Sub-Account      Sub-Account     Sub-Account      Sub-Account  Sub-Account
                                   -----------         -----------      -----------     -----------      -----------  -----------



Assets

Investments in  the LPT Variable
  Insurance Series Trust           $6,556,962      $13,006,927          $13,087,665      $9,689,309     $ 7,737,546     $ 2,343,066

Investments in  the Deutsche VIT
  Funds Equity 500 Index                    0                0                    0               0               0               0

Investments in The Universal
  Institutional Funds                       0                0                    0               0               0               0

Investments in Federated Insurance
  Series                                    0                0                    0               0               0               0
                                            -                -                    -               -               -               -


Total  Assets                       6,556,962       13,006,927           13,087,665       9,689,309       7,737,546       2,343,066
                                    ---------       ----------           ----------       ---------       ---------       ---------

Liabilities

Amounts retained by London
Pacific Life & Annuity in LPLA
Separate Account One                        0                0              450,834         261,688          87,274         590,622
                                            -                -              -------         -------          ------         -------


Total Liabilities                           0                0              450,834         261,688          87,274         590,622
                                            -                -              -------         -------          ------         -------


Net Assets Attributable to
Contract Owners                   $ 6,556,962      $13,006,927          $12,636,831      $9,427,621      $7,650,272     $ 1,752,444
                                  ===========      ===========          ===========      ==========      ==========     ===========

Unit Value                           $  17.42        $   16.86            $   33.02       $   22.37       $   16.28       $    9.62
                                     ========        =========            =========       =========       =========       =========

Units Outstanding                     376,383          771,648              382,743         421,502         469,925         182,184
                                      =======          =======              =======         =======         =======         =======

(Continued on next page)
                                                           See Notes to Financial Statements

                                                                  LPLA SEPARATE ACCOUNT ONE
                                                     STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                                                                       December 31, 2000


                                                                   The Universal
                               Deutsche VIT                        Institutional
                                  Funds        The Universal          Funds        The Universal                  Federated Fund
                                 Equity      Institutional Funds    Emerging     Institutional   Federated Prime   for U.S. Gov.'t
                                 500 Index  International Magnum  Markets Equity    High Yield     Money Fund II   Securities II
                                Sub-Account     Sub-Account        Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                -----------     -----------        -----------      -----------     -----------     -----------

Assets

Investments in the LPT Variable
  Insurance Series Trust                  0               0                   0                0              0               0

Investments in the Deutsche VIT
  Funds Equity 500 Index         $2,992,847               0                   0                0              0               0


Investments in The Universal
  Institutional Funds                     0      $1,966,700            $606,910        $ 541,740              0               0

Investments in Federated  Insurance
  Series                                  0               0                   0                0    $ 2,770,546      $1,665,514
                                          -               -                   -                -    -----------      ----------

Total Assets                      2,992,847       1,966,700             606,910          541,740      2,770,546       1,665,514
                                  ---------       ---------             -------          -------      ---------       ---------

Liabilities

Amounts retained by London
Pacific Life & Annuity in LPLA
Separate Account One                      0               0                   0                0              0               0
                                          -               -                   -                -              -               -

Total Liabilities                         0               0                   0                0              0               0
                                          -               -                   -                -              -               -

Net Assets  Attributable to
Contract Owners                 $ 2,992,847     $ 1,966,700           $ 606,910        $ 541,740     $2,770,546      $1,665,514
                                ===========     ===========           =========        =========     ==========      ==========

Unit Value                         $  11.60        $   9.68            $   8.07         $   9.25       $   1.07       $   10.69
                                   ========        ========            ========         ========       ========       =========

Units Outstanding                   257,972         203,235              75,242           58,567      2,580,154         155,768
                                    =======         =======              ======           ======      =========         =======
                                                           See Notes to Financial Statements

                                                                  LPLA SEPARATE ACCOUNT  ONE
                                                                   STATEMENT  OF OPERATIONS
                                                              FOR THE YEAR ENDED DECEMBER 31, 2000

                                 Harris Assoc.     MFS Total      Strong             RS               LPA Core            LPA
                                    Value           Return       Growth       Diversified Growth       Equity        Global Leaders
                                 Sub-Account      Sub-Account  Sub-Account        Sub-Account        Sub-Account      Sub-Account
                                 -----------      -----------  -----------        -----------        -----------      -----------

Income and Expenses
Income:
Dividends from the LPT Variable
Insurance Series Trust             $ 427,408        $ 688,858  $ 5,266,932        $ 6,170,517         $  588,926               0

Dividends from the Deutsche VIT
Funds Equity 500 Index                     0                0            0                  0                  0               0

Dividends from The Universal
Institutional Funds                        0                0            0                  0                  0               0

Dividends from Federated Insurance
Series                                     0                0            0                  0                  0               0

Expenses:
Mortality and other expenses          97,812          186,284      240,568            213,195            125,568          32,364
                                      ------          -------      -------            -------            -------          ------

Net investment income                329,596          502,574    5,026,364          5,957,322            463,358         (32,364)
                                     -------          -------    ---------          ---------            -------         -------

Realized and Unrealized Gain
 (Loss ) on Investments

Net realized gain (loss) on sales
of investments                      (246,052)         277,471    2,090,891          2,489,472            320,029          20,344
                                    --------          -------    ---------          ---------            -------          ------

Net unrealized appreciation
(depreciation ) on investments
   Beginning of period               (39,788)         368,868    4,841,369          5,694,704          1,647,573         157,866
   End of  period                    470,867        1,211,438   (3,821,181)        (7,267,609)          (255,353)       (236,764)
                                     -------        ---------   ----------         ----------           --------        --------
Net unrealized appreciation
(depreciation) during period         510,655          842,570   (8,662,550)       (12,962,313)        (1,902,926)       (394,630)
                                     -------          -------   ----------        -----------         ----------        --------

Net Realized and Unrealized Gain
(Loss) on Investments                264,603        1,120,041   (6,571,659)       (10,472,841)        (1,582,897)       (374,286)
                                     -------        ---------   ----------        -----------         ----------        --------

Net Increase (Decrease) in Net
Assets Resulting from Operations   $ 594,199      $ 1,622,615  ($1,545,295)       ($4,515,519)        ($1,119,539)     ($406,650)
                                   =========      ===========  ===========        ===========         ===========      =========
(Continued on next page)
                                                           See Notes to Financial Statements

                                                                   LPLA SEPARATE ACCOUNT ONE
                                                               STATEMENT OF OPERATIONS (CONTINUED)
                                                              FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                   The Universal
                                                                   Institutional
                         Deutsche VIT Funds     The Universal          Funds        The Universal      Federated     Federated Fund
                              Equity          Institutional Funds    Emerging    Institutional Funds  Prime Money   for U.S. Gov.'t
                            500 Index       International Magnum   Markets Equity    High Yield         Fund II       Securities II
                           Sub-Account         Sub-Account         Sub-Account      Sub-Account       Sub-Account       Sub-Account
                           -----------         -----------         -----------      -----------       -----------       -----------

Income and Expenses
Income:
Dividends from the LPT Variable
Insurance Series Trust               0                  0                    0                0                 0                 0

Dividends from the Deutsche VIT
Funds Equity 500 Index          $1,767                  0                    0                0                 0                 0

Dividends from The Universal
Institutional Funds                  0            $66,132             $101,286         $ 71,300                 0                 0

Dividends from Federated Insurance
Series                               0                  0                    0                0           149,815            89,872

Expenses:
Mortality and other expenses    53,056             33,027               10,740           10,222            39,085            24,567
                                ------             ------               ------           ------            ------            ------

Net investment income          (51,289)            33,105               90,546           61,078           110,730            65,305
                               -------             ------               ------           ------           -------            ------

Realized and Unrealized Gain
(Loss) on Investments

Net realized gain (loss) on sales
of  investments                (16,643)            87,683               21,107          (17,940)                0           (13,229)

Net unrealized appreciation
(depreciation)  on investments
   Beginning of  period        216,820            364,622              128,898          (34,929)                0            (4,180)
   End of period              (320,027)          (116,952)            (367,264)        (158,115)                0            85,537
                              --------           --------             --------         --------                 -            ------
Net unrealized appreciation
(depreciation) during period  (536,847)          (481,574)            (496,162)        (123,186)                0            89,717
                              --------           --------             --------         --------                 -            ------

Net Realized and Unrealized
Gain (Loss) on Investments    (553,490)          (393,891)            (475,055)        (141,126)                0            76,488
                              --------           --------             --------         --------                 -            ------

Net Increase (Decrease) in Net
Assets Resulting from
Operations                   ($604,779)         ($360,786)           ($384,509)        ($80,048)        $ 110,730          $141,793
                                                          See Notes to Financial Statements

                                                                  LPLA SEPARATE ACCOUNT ONE
                                                             STATEMENT OF CHANGES IN NET ASSETS
                                                            FOR THE YEAR ENDED DECEMBER 31, 2000


                                 Harris Associates   MFS Total        Strong              RS             LPA Core        LPA Global
                                      Value           Return          Growth        Diversified Growth    Equity          Leaders
                                   Sub-Account      Sub-Account     Sub-Account       Sub-Account      Sub-Account      Sub-Account
                                   -----------      -----------     -----------       -----------      -----------      -----------

Increase (Decrease) in Net Assets
 from Operations
 Net investments income              $ 329,596      $  502,574      $ 5,026,364       $ 5,957,322      $   463,358    ($     32,364)
 Net realized gain (loss) on sales
 of investments                       (246,052)        277,471        2,090,891         2,489,472          320,029           20,344
 Net unrealized appreciation
 (depreciation) during the year        510,655         842,570       (8,662,550)      (12,962,313)      (1,902,926)        (394,630)
                                       -------         -------       ----------       -----------       ----------         --------

Net increase (decrease) in net assets
   resulting from operations           594,199       1,622,615       (1,545,295)       (4,515,519)      (1,119,539)        (406,650)

Contract Related Transactions
   Net premiums                        307,522         296,426          462,392           446,725          360,691          169,958
   Benefits and contract charges    (1,683,873)     (1,851,233)      (2,486,866)       (2,590,989)      (1,232,193)        (142,917)
   Transfers between Sub-Accounts
    (including fixed account),  net    803,783        (189,558)       2,295,210         1,308,305          492,124        1,195,348
                                       -------        --------        ---------         ---------          -------        ---------

Net increase in net assets resulting
 from contract related transactions   (572,568)     (1,744,365)         270,736          (835,959)        (379,378)       1,222,389

Change in amount retained by
London Pacific Life & Annuity
LPLA Separate Account One, net               0               0           41,921           124,199           12,335          121,019
                                             -               -           ------           -------           ------          -------

Increase (Decrease) in Net Assets       21,631        (121,750)      (1,232,638)       (5,227,279)      (1,486,582)         936,758

Net Assets,  Beginning of Period     6,535,331      13,128,677       13,869,469        14,654,900         9,136,854         815,686
                                     ---------      ----------       ----------        ----------         ---------         -------

Net Assets,  End of Period          $6,556,962     $13,006,927      $12,636,831        $9,427,621       $ 7,650,272      $1,752,444
                                    ==========     ===========      ===========        ==========       ===========      ==========
(Continued  on next page)
                                                           See Notes to Financial Statements

                                                                  LPLA SEPARATE ACCOUNT ONE
                                                       STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                                            FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                    The Universal
                                Deutsche VIT    The Universal      Institutional    The Universal      Federated     Federated Fund
                                Funds Equity  Institutional Funds  Funds Emerging Institutional Funds Prime Money    for U.S. Gov.'t
                                 500 Index   International Magnum  Markets Equity    High Yield         Fund II        Securities
                                Sub-Account      Sub-Account        Sub-Account     Sub-Account       Sub-Account      Sub-Account
                                -----------      -----------        -----------     -----------       -----------      -----------

Increase (Decrease) in Net Assets
 from Operations
 Net investment income       ($     51,289)         $ 33,105           $90,546        $  61,078         $ 110,730       $  65,305

 Net realized gain (loss) on
 sales of investments              (16,643)           87,683            21,107          (17,940)                0         (13,229)
 Net unrealized appreciation
(depreciation) during the year    (536,847)         (481,574)         (496,162)        (123,186)                0          89,717
                                  --------          --------          --------         --------                 -          ------

Net increase(decrease) in net assets
 resulting from operations        (604,779)         (360,786)         (384,509)         (80,048)          110,730         141,793
                                  --------          --------          --------          -------           -------         -------

Contract Related Transactions
Net premiums                       123,546           115,720            81,784            3,239         4,470,599          24,280
Benefits and contract charges     (360,661)         (327,328)          (48,939)        (168,067)         (712,750)       (497,977)
Transfers between Sub-Accounts
 (including fixed account),  net   558,279           332,767           508,637           18,942        (5,080,517)        (65,723)
                                   -------           -------           -------           ------        ----------         -------

Net increase in net assets resulting
 from contact related transactions 321,164           121,159           541,482         (145,886)       (1,322,668)       (539,420)
                                   -------           -------           -------         --------        ----------        --------

Change in amount retained by
London Pacific Life & Annuity
LPLA Separate Account One,  net          0                 0                 0                0                 0               0
                                         -                 -                 -                -                 -               -


Increase (Decrease) in Net Assets (283,615)         (239,627)          156,973         (225,934)       (1,211,938)       (397,627)

Net Assets, Beginning of Period  3,276,462         2,206,327           449,937          767,674         3,982,484       2,063,141
                                 ---------         ---------           -------          -------         ---------       ---------

Net Assets, End of Period       $2,992,847       $ 1,966,700         $ 606,910        $ 541,740        $2,770,546     $ 1,665,514
                                                           See Notes to Financial Statements

                                                                  LPLA SEPARATE ACCOUNT ONE
                                                              STATEMENT OF CHANGES IN NET ASSETS
                                                             FOR THE YEAR ENDED DECEMBER 31, 1999


                                                                                                                         Lexington
                              Harris Associate   MFS Total   Berkeley U.S.  Berkeley Money   Strong        RS            Corporate
                                  Value           Return     Quality Bond      Market         Growth  Diversified Growth   Leaders
                               Sub-Account     Sub-Account    Sub-Account   Sub-Account    Sub-Account  Sub-Account     Sub-Account
                               -----------     -----------    -----------   -----------    -----------  -----------     -----------

Increase (Decrease) in Net Assets
 from Operations
 Net investments income          $ 233,627     $  567,273       $  94,748       $  3,542   $ 1,512,674  $ 2,608,728     $   6,182
 Net realized gain (loss) on sales
 of investments                     57,104        284,439         (46,099)             0     1,230,968    1,523,141       318,123
 Net unrealized appreciation
 (depreciation) during the year    (54,787)      (714,268)        (96,589)             0     3,692,689    4,497,805     1,135,108
                                   -------       --------         -------              -     ---------    ---------     ---------


Net increase (decrease) in net assets
 resulting from operations         235,944        137,444         (47,940)         3,542     6,436,331    8,629,674     1,459,413
                                   -------        -------         -------          -----     ---------    ---------     ---------


Contract Related Transactions
 Net premiums                      384,185      1,083,630          37,608        284,386     1,444,216      675,175       619,772
 Benefits and contract charges    (837,866)    (1,179,327)       (112,195)       (12,698)     (829,379)    (961,880)     (982,535)
 Transfers between Sub-Accounts
 (including fixed account),  net  (469,765)     1,321,340      (1,855,919)    (1,579,405)      464,936      440,185       (28,927)
                                  --------      ---------      ----------     ----------       -------      -------       -------

Net increase in net assets resulting
 from contract related
 transactions                     (923,446)     1,225,643      (1,930,506)    (1,307,717)    1,079,773      153,480      (391,690)
                                  --------      ---------      ----------     ----------     ---------      -------      --------
Change in amount retained by
London Pacific Life & Annuity
LPLA Separate Account One, net     128,470        137,884         132,804              0      (172,086)    (220,554)       61,990
                                   -------        -------         -------              -      --------     --------        ------


Increase (Decrease) in Net Assets (559,032)     1,500,971      (1,845,642)    (1,304,175)     7,344,018    8,562,600    1,129,713

Net Assets, Beginning of Period  7,094,363     11,627,706       1,845,642      1,304,175      6,525,451    6,092,300    8,007,141
                                 ---------     ----------       ---------      ---------      ---------    ---------    ---------

Net Assets, End of Period       $6,535,331    $13,128,677         $     0        $     0    $13,869,469   $14,654,900 $ 9,136,854
                                ==========    ===========         =======        =======    ===========   =========== ===========
(Continued  on next page)
                                                          See Notes to Financial Statements

                                                                  LPLA SEPARATE ACCOUNT ONE
                                                      STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                                                           FOR THE YEAR ENDED DECEMBER 31, 1999


                                                                         The Universal                                Federated Fund
                                        Deutsche VIT  The Universal      Institutional   The Universal      Federated Funds for
                          SAI Global   Funds Equity Institutional Funds    Emerging    Institutional Funds Prime Money U.S. Gov.'t
                           Leaders      500 Index   International Magnum Markets Equity   High Yield         Fund II   Securities
                        Sub-Account(2)Sub-Account     Sub-Account        Sub-Account    Sub-Account    Sub-Account(1)Sub-Account(1)
                        -------------------------     -----------        -----------    -----------    ----------------------------

Increase (Decrease) in Net Assets
 from Operations
 Net investment income ($     5,615) ($     2,145)  ($     5,371)         ( $  2,730)     $  42,273       $ 45,780      $  18,713
 Net realized gain (loss) on
  sales of investments          580       433,387        (67,738)             15,936         10,079              0        (41,910)
 Net unrealized appreciation
(depreciation)during the
 year                       157,866        49,938        475,464             137,614        (27,32               0         (4,180)
                            -------        ------        -------             -------        ------               -         ------
Net increase(decrease) in net assets
 resulting from operations  152,831       481,180        402,355             150,820        25,030          45,780        (27,377)
                            -------       -------        -------             -------        ------          ------        -------


Contract Related Transactions
Net premiums                169,682       879,643        134,717              70,389       109,156        2,551,741       223,574
Benefits and contract charges  (790)     (120,081)      (144,595)             (4,765)      (39,280)        (213,507)     (138,658)
Transfers between Sub-Accounts
 (including fixed account)
 , net                    1,205,604       304,524       (332,794)            160,259       254,054        1,598,470     2,005,602
                          ---------       -------       --------             -------       -------        ---------     ---------
Net increase in net assets resulting
 from contact related
 transactions             1,374,496     1,064,086       (342,672)            225,883       323,930         3,936,704    2,090,518
                          ---------     ---------       --------             -------       -------         ---------    ---------
Change in amount retained by
London Pacific Life & Annuity
LPLA Separate Account One,
net                        (711,641)       27,351          22,743             17,470        24,883                 0            0
                           --------        ------          ------             ------        ------                 -            -

Increase (Decrease) in Net
Assets                      815,686     1,572,617          82,426            394,173       373,843         3,982,484    2,063,141
Net Assets, Beginning of
Period                            0     1,703,845       2,123,901              55,764      393,831                 0            0
                                  -     ---------       ---------              ------      -------                 -            -
Net Assets, End of Period  $815,686    $3,276,462     $ 2,206,327           $ 449,937    $ 767,674        $3,982,484  $ 2,063,141
                           ========    ==========     ===========           =========    =========        ==========  ===========

 (1) For the period January14, 1999 (inception date) to December 31, 1999
 (2)  For the period May 11, 1999 (inception date) to December 31, 1999
                                                           See Notes to Financial Statements

                            LPLA SEPARATE ACCOUNT ONE
                          Notes to Financial Statements

NOTE 1 - Organization

LPLA Separate Account One ("Separate Account") is a separate investment account of London Pacific Life & Annuity Company ("Company"). The Separate Account was established on November 23, 1994 under the insurance laws of the State of North Carolina for the purpose of issuing flexible payment variable annuity contracts. Under North Carolina's insurance laws, the assets of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account cannot be charged with liabilities arising out of any other business of the Company.

The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Contract owners may allocate their account values to one or more of the Separate Account's investment Sub-Accounts. Funds of the investment Sub-Accounts of the Separate Account are invested in a corresponding investment portfolio of: (1) the LPT Variable Insurance Series Trust ("Trust") managed by LPIMC Insurance Marketing Services ("LPIMC"), a registered investment advisor and a wholly-owned subsidiary of the Company; (2) the Deutsche Asset Management VIT Funds; and (3) The Universal Institutional Funds, Inc; or (4) the Federated Insurance Series (collectively, the "Trusts").

Prior to May 1, 1997, the Harris Associates Sub-Account was known as the MAS Value Sub-Account and the Robertson Stephens Diversified Growth Sub-Account was known as the Berkeley Smaller Companies Sub-Account. Prior to November 3, 1997, the Berkeley Money Market Sub-Account was known as the Salomon Money Market Sub-Account and the Berkeley U.S. Quality Bond Sub-Account was known as the Salomon U.S. Quality Bond Sub-Account. Prior to June 1, 1996, the International Stock Sub-Account was known as the Strong International Stock Sub-Account. The International Sub-Account was liquidated on October 31, 1998. The Berkeley Money Market Sub-Account and the Berkeley U.S. Quality Bond Sub-Account were liquidated on July 31, 1999 and September 30, 1999 respectively.

Effective August 1, 2000, Select Advisors, Inc. changed its name to London Pacific Advisors ("LPA"). In connection with this change, the SAI Global Leaders Sub-Account changed its name to LPA Global Leaders Sub-Account. Effective August 3, 2000, LPA replaced Lexington Management Corporation as sub-advisor to the Lexington Corporate Leaders Sub-Account. In connection with this change in sub-advisors, the Sub-Account changed its name to LPA Core Equity Sub-Account.

NOTE 2 - Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles consistently followed by the Separate Account in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

                            LPLA SEPARATE ACCOUNT ONE
                          Notes to Financial Statements

NOTE 2 - Significant Accounting Policies (Continued)

Investments - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust. Realized gains and losses on sales of shares of the Trust are determined based on the first-in, first-out method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust.

Federal Income Taxes - Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a registered investment company under Sub-Chapter M of the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Account.

NOTE 3 - Investments

The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust at December 31, 2000 were as follows:

                                                                                                                   Net Asset
Investment Sub-Account                                                           Shares             Cost         Value Per Share
----------------------                                                           ------             ----         ---------------

Harris Associates Value                                                            453,088         6,086,095          $14.47
MFS Total Return                                                                   856,274        11,795,489           15.19
Strong Growth                                                                      789,166        16,908,846           16.58
RS Diversified Growth                                                            1,200,219        16,956,918            8.07
LPA Core Equity                                                                    526,789         7,992,899           14.69
LPA Global Leaders                                                                 237,663         2,579,830            9.86
Deutsche VIT Funds Equity 500 Index                                                217,345         3,312,874           13.77
The Universal Institutional Funds International Magnum                             166,952         2,083,652           11.78
The Universal Institutional Funds Emerging Markets Equity                           85,601           974,174            7.09
The Universal Institutional Funds High Yield                                        68,058           699,855            7.96
Federated Prime Money Fund II                                                    2,770,546         2,770,546            1.00
Federated Fund for U.S. Gov.'t Securities II                                       149,911         1,579,977           11.11

NOTE 4 - Related Party Transactions

The Company assesses a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .15% and .10% per annum based on the average daily net assets of each Sub-Account for administrative and distribution expenses, respectively. These charges are deducted from the daily unit value of each Sub-Account but are paid to the Company on a monthly basis. A contract maintenance charge of $36 is currently deducted on the policy anniversary date and upon full surrender of the policy when the accumulated value is $50,000 or less.
                            LPLA SEPARATE ACCOUNT ONE
                          Notes to Financial Statements

NOTE 4 - Related Party Transactions (Continued)

London Pacific Financial and Insurance Services ("LPFIS"), a registered broker/dealer and wholly-owned subsidiary of the Company, is principal underwriter and general distributor of the Separate Account. LPFIS does not receive any compensation for sales of the variable annuity contracts.

NOTE 5 - Changes in Units Outstanding

Changes in units outstanding for the year ended December 31, 2000 were as follows:

                                                                         Units          Units         Units           Net
Investment Sub-Account                                                 Purchased     Transferred     Redeemed        Change
----------------------                                                 ---------     -----------     --------        ------

Harris Associates Value                                                     20,617         53,991     (107,540)        (32,932)
MFS Total Return                                                            19,162       (16,437)     (121,831)       (119,106)
Strong Growth                                                               12,054         51,776      (65,427)         (1,597)
RS Diversified Growth                                                       12,866         37,321      (73,014)        (22,827)
LPA Core Equity                                                             20,708         28,191      (70,716)        (21,817)
LPA Global Leaders                                                          15,843        109,562      (13,599)         111,806
Deutsche VIT Funds Equity 500 Index                                          9,910         24,064      (28,534)           5,440
The Universal Institutional Funds International Magnum                      11,022         26,900      (31,331)           6,591
The Universal Institutional Funds Emerging Markets Equity                    6,593         39,102                        41,675
                                                                                                        (4,020)
The Universal Institutional Funds U.F. High Yield                              322          1,885      (16,740)         (14,533)
Federated Prime Money Fund II                                            4,282,862    (4,889,608)     (681,684)      (1,288,430)
Federated Fund for U.S. Gov.'t Securities II                                 2,428        (7,847)      (49,706)         (55,125)

NOTE 6 - Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that it satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.



                            LPLA SEPARATE ACCOUNT ONE
                          Notes to Financial Statements

NOTE 7 - Amount Retained by the Company

The amount retained by the Company is attributable to the Company's contributions to the Separate Account, the underlying investment results and amounts withdrawn by the Company. The change in this amount arises from that portion, determined ratably, of the Separate Account's investment results applicable to the net assets owned by the Company. The funds contributed by the Company, as well as any investment appreciation or depreciation, are not subject to charges for mortality and expense risks, administration expenses and distribution expenses.

Amounts retained by the Company in the Separate Account may be transferred by the Company to its General Account at any time.

NOTE 8 - Purchases and Sales of Securities

Cost of purchases and proceeds from sales of the Trusts shares by the Separate Account during the year ended December 31, 2000 were as follows:

Investment Sub-Account                                                           Purchases         Sales
----------------------                                                           ---------         -----
Harris Associates Value                                                             $2,688,279       $2,931,251
MFS Total Return                                                                     2,000,495        3,242,286
Strong Growth                                                                        9,660,250        4,363,150
RS Diversified Growth                                                                9,683,096        4,561,733
LPA Core Equity                                                                      2,129,506        2,045,526
LPA Global Leaders                                                                   1,456,902          266,877
Deutsche VIT Funds Equity 500 Index                                                  3,962,593        3,692,718
The Universal Institutional Funds International Magnum                               1,220,205        1,065,941
The Universal Institutional Funds Emerging Markets Equity                              697,054           65,026
The Universal Institutional Funds High Yield                                           111,079          195,887
Federated Prime Money Fund II                                                       10,894,820       12,106,758
Federated Fund for U.S. Gov.'t Securities II                                           571,902        1,046,017

                         Report of Independent Accounts



April 20, 2001

     To the Board of Directors London Pacific Life & Annuity Company and Contract Owners of the LPLA Separate Account One

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting The LPLA Separate Account One at December 31, 2000, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended or the respective periods indicated herein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting priciples used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Charlotte, North Carolina



London Pacific Life
& Annuity Company
(A wholly-owned subsidiary
of London Pacific Group Limited)

Statutory Basis Financial Statements
December 31, 2000, 1999 and 1998



                      London Pacific Life & Annuity Company

           (A wholly-owned subsidiary of London Pacific Group Limited)

                      Statutory Basis Financial Statements


                  Years ended December 31, 2000, 1999 and 1998



                                    Contents


Report of Independent Accountants..........................................    1

Audited Financial Statements

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus..    3

Statutory Statements of Operations.........................................    4

Statutory Statements of Changes in Capital and Surplus.....................    5

Statutory Statements of Cash Flows.........................................  6-7

Notes to Statutory Financial Statements.................................... 8-19

                        Report of Independent Accountants


April 20, 2001


To the Board of Directors and Shareholder of London Pacific Life & Annuity Company

We have audited the accompanying statutory statements of admitted assets, liabilities, capital and surplus of London Pacific Life & Annuity Company (a wholly owned subsidiary of London Pacific Group Limited) (the "Company") as of December 31, 2000 and 1999, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of North Carolina, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between such practices and generally accepted accounting principles are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2000 and 1999 and the results of its operations, changes in capital and surplus and its cash flows for each of the three years in the period ended December 31, 2000, on the basis of accounting described in Note 1.

London Pacific Life & Annuity Company
(A wholly-owned subsidiary of London Pacific Group Limited)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

                                                                                              December 31,
                                                                                              ------------
                                                                                    2000                       1999
                                                                                    ----                       ----
Assets
Investments:
    Bonds                                                                         $1,372,510,747             $1,181,498,312
    Preferred stock                                                                  124,843,277                124,462,217
    Common stock                                                                     183,017,792                200,336,259
    Short-term investments                                                             5,767,133                 15,302,353
    Policy loans                                                                      10,301,049                 10,385,021
     Other invested assets                                                             2,302,606                  2,302,606
     Receivable for securities                                                         6,599,037                 22,576,510
                                                                                       ---------                 ----------

         Total investments                                                         1,705,341,641              1,556,863,278
                                                                                   -------------              -------------

Cash                                                                                  29,204,416                  8,111,617
                                                                                      ----------                  ---------

         Total cash and invested assets                                            1,734,546,057              1,564,974,895

Investment income due and accrued                                                     26,703,799                 21,971,774
Electronic data processing equipment, net                                                 42,852                     48,003
Receivable from affiliates                                                                41,892                    416,979
Other assets                                                                             201,936                    200,266
Separate account assets                                                              207,146,347                128,735,289
                                                                                     -----------                -----------

         Total assets                                                             $1,968,682,883             $1,716,347,206
                                                                                  ==============             ==============

Liabilities, Capital and Surplus
Aggregate reserves for life policies and contracts                                $1,568,048,657             $1,344,885,834
Policy and contract claims                                                               562,113                    825,361
Accrued dividends to policyholders                                                       764,656                    636,751
Interest maintenance reserve                                                           6,967,184                  4,811,145
Federal income taxes (refundable) payable                                           (11,860,000)                (2,632,985)
Remittances and items not allocated                                                    2,616,125                  1,905,168
Asset valuation reserve                                                               43,233,088                 71,731,056
Payable to affiliates                                                                    274,751                    391,828
Payable for securities                                                                    -                         604,991
Accounts payable, accrued expenses and other liabilities                               2,210,697                  2,038,806
Transfers to separate account, net                                                   (2,808,149)                (3,096,475)
Separate account liabilities                                                         205,718,400                127,544,903
                                                                                     -----------                -----------

         Total liabilities                                                        $1,815,727,522             $1,549,646,383
                                                                                  --------------             --------------
Capital and surplus:
    Capital stock - $10 par value, 1,000,000 shares
       authorized; 250,000 shares issued and outstanding                               2,500,000                  2,500,000
Surplus notes                                                                         20,000,000                     -
Paid-in and contributed surplus                                                       74,578,799                 72,578,799
Unassigned surplus                                                                    55,876,562                 91,622,024
                                                                                      ----------                 ----------

         Total capital and surplus                                                   152,955,361                166,700,823
                                                                                     -----------                -----------

         Total liabilities, capital and surplus                                   $1,968,682,883             $1,716,347,206
                                                                                  ==============             ==============

      The accompanying notes are an integral part of these financial statements.

London Pacific Life & Annuity Company
(A wholly-owned subsidiary of London Pacific Group Limited)

Statutory Statements of Operations

                                                                                    Year Ended December 31,
                                                                                    -----------------------
                                                                       2000                  1999                  1998
                                                                       ----                  ----                  ----

Revenues
     Insurance premiums and annuity
        considerations                                              $506,620,035          $332,086,320          $218,217,846
     Net investment income                                            92,873,458            85,750,367            89,420,046
     Amortization of interest maintenance reserve                    (2,524,650)             1,408,222             2,054,884
     Net gain from operations from separate account                      894,095                89,710               126,592
     Other income                                                      1,276,317             1,067,706               821,309
                                                                       ---------             ---------               -------

         Total revenues                                              599,139,255           420,402,325           310,640,677
                                                                     -----------           -----------           -----------

Benefits and expenses
     Policyholder benefits and changes in reserve                    514,695,878           343,223,356           263,063,811
     Commissions                                                      29,022,268            19,901,396            14,474,451
     Net transfer to separate account                                 76,172,418            60,652,130            19,809,661
     Other operating expenses                                         11,573,773            15,470,402            11,529,486
                                                                      ----------            ----------            ----------

         Total benefits and expenses                                 631,464,337           439,247,284           308,877,409
                                                                     -----------           -----------           -----------

Gain (loss) from operations before dividends to
     policyholders, federal income taxes and
     net realized capital gains (losses)                            (32,325,082)          (18,844,959)             1,763,268

Dividends to policyholders                                               913,544             1,011,243               866,445
                                                                         -------             ---------               -------

Gain (loss) from operations, before federal income
     taxes (bvenefit)and net realized capital gains (losses)        (33,238,626)          (19,856,202)               896,823

Federal income tax expense (benefit) (excluding
     tax on capital gains (losses)                                  (13,325,595)           (7,074,352)           (2,300,416)
                                                                    -----------            ----------            ----------

Gain (loss) from operations before net realized
     capital gains (losses)                                         (19,913,031)          (12,781,850)             3,197,239


Net realized capital gains (losses), less capital gains
     tax of $1,506,752, $4,692,162 and $2,757,516
     and excluding ($368,612), ($12,107,355) and
      $2,696,826 transferred to (from) the IMR in 2000
      1999 and 1998, respectively.                                     6,667,119            13,775,054           (3,063,974)
                                                                       ---------            ----------           ----------

Net income                                                         ($13,245,912)            $  993,204            $  133,265
                                                                   ============             ==========            ==========

      The accompanying notes are an integral part of these financial statements.

London Pacific Life & Annuity Company
(A wholly-owned subsidiary of London Pacific Group Limited)

Statutory Statements of Changes in Capital and Surplus


                                                                           Paid-in and
                                          Capital          Surplus         contributed        Unassigned
                                           Stock            Notes            surplus           surplus               Total
                                           -----            -----            -------           -------               -----

Balance as of December 31, 1997        $ 2,000,000              $ 0       $ 70,394,120          $  8,284,779        $80,678,899

Net income                                                                                           133,265            133,265

Change in unrealized capital gains                                                                20,246,568         20,246,568

Decrease in non-admitted assets                                                                        9,643              9,643

Increase in asset valuation reserve                                                              (14,852,717)       (14,852,717)

Dividends to stockholder                                                                          (5,900,000)        (5,900,000)
                                       ------------            ----       ------------            ----------         ----------

Balance as of December 31, 1998          2,000,000              $ 0         70,394,120            7,921,538          80,315,658

Net income                                                                                           993,204            993,204

Change in unrealized capital gains                                                               146,518,353        146,518,353

Increase in non-admitted assets                                                                    (617,096)          (617,096)

Increase in asset valuation reserve                                                             (32,693,975)       (32,693,975)

Capital contributions                                                        2,184,679                               2,184,679

Dividends to stockholder                                                                        (30,000,000)       (30,000,000)

Stock dividend                             500,000                                                 (500,000)
                                         ---------              ----        ----------             --------        -----------
Balance as of December 31, 1999          2,500,000              $ 0         72,578,799           91,622,024        166,700,823

Net income                                                                                      (13,245,912)        (13,245,912

Change in unrealized capital gains                                                              (51,537,485)        (51,537,485)

Decrease in non-admitted assets                                                                      539,968            539,968

Decrease in asset valuation reserve                                                               28,497,967         28,497,967

Capital contributions                                                        2,000,000                                2,000,000

Surplus notes                                            20,000,000                                                  20,000,000
                                        ----------      -----------        -----------          -----------        ------------
Balance as of December 31, 2000         $2,500,000      $20,000,000        $74,578,799          $55,876,562        $152,955,361
                                        ==========      ===========        ===========          ===========        ============

      The accompanying notes are an integral part of these financial statements.

London Pacific Life & Annuity Company
(A wholly-owned subsidiary of London Pacific Group Limited)

Statutory Statements of Cash Flows

                                                                                 Year Ended December 31,
                                                                                 -----------------------
                                                                   2000                   1999                   1998
                                                                   ----                   ----                   ----
Cash provided by:
    Premiums and annuity considerations
      collected                                                  $506,620,035           $332,086,320          $ 218,217,846
    Investment income received (excluding
      realized gains/losses and net of investment
      expenses)                                                    86,769,664             79,095,328             80,811,293
    Other income received                                           1,276,317              1,067,753                821,309
                                                                    ---------              ---------                -------

         Total cash provided by operations                        594,666,016            412,249,401            299,850,448
                                                                  -----------            -----------            -----------

Cash used for:
    Life and accident and health claims paid                        1,511,540              2,091,177                894,411
    Surrender benefits and other fund
      withdrawals paid                                            226,988,522            142,210,647            140,910,187
    Other benefits to policyholders paid                           63,296,240             54,606,052             52,946,186
                                                                   ----------             ----------             ----------

                                                                  291,796,302            198,907,876            194,750,784
                                                                  -----------            -----------            -----------

    Commissions and other expenses paid                            40,415,683             34,794,263             25,731,833
                                                                   ----------             ----------             ----------

    Net transfers to separate account                              75,884,092             60,969,662             21,257,977
    Dividends to policyholders paid                                   785,638                811,306                862,730
    Federal income taxes (recoverable) paid
      (excluding tax on capital gains)                            (4,098,580)            (6,174,492)              2,716,382
                                                                  ----------             ----------              ----------
         Total cash used for operations                          404,783,135            289,308,615             245,319,706
                                                                 -----------            -----------             -----------

         Net cash provided by operations                         189,882,881            122,940,786              54,530,742
                                                                 -----------            -----------              ----------

Proceeds from investments sold, matured or
   Repaid:
    Bonds                                                        104,773,966            248,551,858            645,481,099
    Stocks                                                       167,804,750            125,086,514             29,082,052
    Other proceeds                                                     -                 13,670,060                  -
                                                                 -----------             ----------            -----------
                                                                 272,578,716            387,308,432            674,563,151
Tax on capital gains                                              (1,506,752)            (4,692,162)            (2,757,516)
                                                                  ----------             ----------             ----------

         Total investment proceeds                               271,071,964            382,616,270            671,805,635
                                                                 -----------            -----------            -----------

(continued on next page)
      The accompanying notes are an integral part of these financial statements.

London Pacific Life & Annuity Company
(A wholly-owned subsidiary of London Pacific Group Limited)

Statutory Statements of Cash Flows (continued)
                                                                                 Year Ended December 31,
                                                                                 -----------------------
                                                                   2000                   1999                   1998
                                                                   ----                   ----                   ----
Cost of investments acquired:
    Bonds                                                        $311,308,782           $362,046,634           $588,146,927
    Stocks                                                        177,048,883            115,251,847             81,870,393
    Other invested assets                                           -                      -                     20,683,278
    Miscellaneous other                                             -                      -                             -
                                                                  -----------            -----------            -----------
         Total investments acquired                               488,357,665            477,298,481            690,700,598
Net increase in policy loans                                          (83,972)               555,302              1,342,160
                                                                     -------                 -------              ---------

         Net cash from investments                               (217,201,729)           (95,237,513)           (20,237,123)
                                                                 ------------            -----------            -----------

Cash from financing and miscellaneous
sources:
    Capital and surplus paid in                                    22,000,000              2,184,679              -
    Other cash provided                                            17,624,315              2,616,753              1,130,513
    Dividends to stockholder paid                                    -                   (30,000,000)            (5,900,000)
    Other cash applied                                               (747,888)            (1,046,869)           (22,610,382)
                                                                     --------             ----------            -----------

         Net cash from financing and
             miscellaneous sources                                 38,876,427           (26,245,437)           (27,379,869)
                                                                   ----------           -----------            -----------

Net change in cash and short-term investments                      11,557,579              1,457,836              6,913,750
                                                                   ----------              ---------              ---------

Cash and short-term investments:
    Beginning of year                                              23,413,970             21,956,134             15,042,384
                                                                   ----------             ----------             ----------
    End of year                                                   $34,971,549            $23,413,970           $ 21,956,134
                                                                  ===========            ===========           ============
Supplemental disclosures of cash flow
  information:
  Cash paid during the year for:
    Income taxes                                                 $          0               $ 33,334            $ 5,551,869

      The accompanying notes are an integral part of these financial statements. London Pacific Life & Annuity Company
(A wholly-owned subsidiary of London Pacific Group Limited)

Notes to Statutory Financial Statements


1.     Summary of Significant Accounting Policies

       Organization

London Pacific Life & Annuity Company (the Company) is domiciled in North Carolina and is a wholly-owned subsidiary of Berkeley (USA) Holdings Limited ("BUSA"), a holding company domiciled in the state of California, which is ultimately a wholly-owned subsidiary of London Pacific Group Limited (formerly Govett & Company Limited). The Company has three wholly-owned subsidiaries,
LPIMC Insurance Marketing Services (the Marketing Company), a registered investment advisor, London Pacific Financial & Insurance Services (the Broker Dealer), a registered broker-dealer and LPIMC Financial Services Company, Inc. (Financial Services). The Company is engaged primarily in the development and marketing of annuity products and universal life insurance. Although the Company is licensed and sells its universal life and annuity products in 41 states, its primary markets are California, Florida, Michigan, Ohio, Oklahoma, Texas, and Washington.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact amounts reported and disclosed herein.

       Basis of presentation

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the North Carolina Department of Insurance which is a comprehensive basis of accounting other than generally accepted accounting principles. Significant differences between statutory accounting principles and generally accepted accounting principles (GAAP) are described in Note 2.

       Investments

Investments are recorded in accordance with the requirements of the National Association of Insurance Commissioners (NAIC). Bonds of issuer obligations are reported at cost or amortized cost; the discount or premium on bonds is amortized using the interest method. For single class and defined multi-class mortgage-backed/asset backed securities, anticipated prepayments are considered when determining the amortization of discount or premium. Prepayment assumptions are obtained from dealer surveys and are based on the current interest rate and economic development. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method. Preferred stocks are carried at NAIC Securities Valuation Office (SVO) values. Common stocks are reported at market value as determined by the SVO and the related unrealized capital gain/(loss) is reported in unassigned surplus without any adjustment for federal income taxes. The Company's subsidiaries are reported at equity in the underlying statutory basis of their net assets. As of December 31, 2000, the carrying value of the Company's investment in subsidiaries was $1,514,194. Short-term investments are carried at cost which approximates market value.

       Electronic data processing equipment

Electronic  data  processing  equipment is recorded at cost,  net of accumulated depreciation  of  $2,499,300  and  $2,343,615  at  December  31,  2000 and 1999.
Depreciation is provided using the straight-line method over the estimated useful life of five years. Depreciation expense amounted to $155,685, $145,157 and $198,078 for the years ended December 31, 2000, 1999 and 1998.

       Remittances and items not allocated

Remittances and items not allocated consist primarily of cash received with policy applications for policies that have not been issued.


1.     Summary of Significant Accounting Policies (continued)

       Policy and contract claims

Policy and contract claims of $347,959 and $702,717 related to death benefits payable on life and annuity contracts have been accrued at December 31, 2000 and 1999. The remaining policy and contract claims of $214,154 and $122,644 at December 31, 2000 and 1999 relate to estimated incurred but unreported claims on life contracts.

       Separate Account

Separate account assets and liabilities reported in the accompanying Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus represent funds segregated for the benefit of certain policyholders. For non-guaranteed policies, the policyholder bears the investment risk and the underlying assets are reported at market value. Fees charged on these policies are included in other income in the Company's Statutory Statement of Operations. For guaranteed policies, the Company bears the investment risk and the underlying assets are reported at amortized cost. The operating results related to the guaranteed policies are reported as net gain from separate account in the Company's Statutory Statement of Operations.

2. Differences Between Generally Accepted Accounting Principles and Statutory Accounting Principles

Statutory accounting principles vary in some respects from generally accepted accounting principles. The more significant of these differences are as follows:

       Investments

Market values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on values provided by outside broker confirmations or internally calculated estimates. For GAAP, investments in bonds would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale. Realized gains and losses are reported in income net of income tax rather than on a pretax basis. The Asset Valuation Reserve is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold; that net deferral is reported as the interest maintenance reserve in the accompanying Statutory Statement of Assets, Liabilities, Capital and Surplus.

       Subsidiaries

The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company.

       Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred rather than capitalized and amortized over the terms of the related policies.

       Non-admitted Assets

Certain assets designated as "non-admitted," principally certain preferred stocks, furniture and equipment, are excluded from the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus.

2. Differences Between Generally Accepted Accounting Principles and Statutory Accounting Principles (continued)

       Premiums

Single premium whole life, annuity and flexible premium variable life insurance considerations are recognized as earned upon issuance of the contract, whereas under GAAP, premium income consists of mortality charges, surrender charges earned, policy fees earned and amounts deducted from policyholder accounts.

       Benefit Reserves

Certain policy reserves are calculated based on statutory required interest and mortality assumptions rather than estimated expected experience or actual account balances.

       Income Taxes

Deferred income taxes are not provided for differences between the financial statement amounts and the tax bases of assets and liabilities.

       Surplus Notes

Surplus notes are reported as surplus rather than as liabilities. Interest on surplus notes is charged directly to unassigned surplus.

3.     Non-Admitted Assets

Certain assets, designated as non-admitted assets, have been excluded from admitted assets and charged against capital and surplus as follows:

                                                                            December 31, 2000          December 31, 1999
                                                                            -----------------          -----------------

       Invested assets                                                            $11,792,230                 $1,214,382
       Electronic data processing equipment                                           403,180                    399,505
       Furniture and equipment                                                        209,578                    193,897
       Other                                                                           37,017                     40,236
                                                                                       ------                     ------
       Total Non-Admitted Assets                                                  $12,442,005                 $1,848,020
                                                                                  ===========                 ==========

4.     Related Parties

The Company had material transactions with its parent and affiliated companies as follows:

       Capital Contributions

The Company received capital contributions from its parent during the years ended December 31, 2000, 1999 and 1998 totaling $2,000,000, $2,184,679, and $0 respectively, principally in the form of cash. During 2000, the Company made a $1,200,000 capital contribution to the Marketing Company in the form of a equity security.

       Surplus Notes

The Company issued surplus notes to an affiliate, Berkeley International Capital Corporation ("BICC"), during the year 2000 in the principal amount of $20,000,000 with no stated maturity and bearing interest at the rate of seven percent. The Company repaid these notes subsequent to year-end.

       Dividends

The Company received a return of capital dividend from the Marketing Company in the amount of $4,145,508 in the form of debt securities during the year 2000.

4.     Related Parties (continued)

       Expenses

The Company receives investment advisory services under the terms of an investment management agreement with Berkeley Institutional Investment, Inc.
(BIII), an affiliate. Fees charged to the Company under the agreement amounted to $10,240,498, $7,972,725 and $5,824,767 during the years ended December 31,
2000, 1999, and 1998, respectively.

Under the terms of a cost-sharing agreement, the Company has agreed to reimburse BICC, for certain expenses incurred on behalf of the Company. For the years ended December 31, 2000, 1999 and 1998, the Company paid (received) $278,658, ($35,509) and $535,581 respectively, to (from) BICC.

Commissions on insurance business produced for the Company by its agents are paid by the Marketing Company, the exclusive master general agent for the Company. All of the Company's universal life and fixed annuity business is written through the Marketing Company. For the years ended December 31, 2000, 1999, and 1998, the Company paid commissions of $28,469,151, $19,068,682 and $12,740,349 respectively, to the Marketing Company (and the Marketing Company paid commissions to agents of approximately $28,469,151, $19,068,682 and $12,740,349, respectively).

The Company has payables to affiliates of $274,751 and $391,828 at December 31, 2000 and 1999, respectively, relating to these transactions.

The Company leases certain office space and equipment to London Pacific Advisory Services, Inc., ("Advisors"), an affiliate. For the years ended December 31, 2000, 1999 and 1998, the Company received rental income of $283,194, $357,941 and $290,871 respectively, from Advisors.

The Company exchanged securities with affiliates Berkeley International Capital Limited ("BICL"), London Pacific Assurance Limited (LPAL) and BUSA, during 2000 and 1999 as follows:

4.     Related Parties (continued)

                      2000
                      ----
                      Acquisitions
                      ------------

                      Bonds                                                Date       Consideration       From
                      -----                                                ----       -------------       ----
                      PGI, Inc.                                            6-15-00       $4,700,000       BUSA

                      Equities
                      --------
                      Furniture Builders Limited, Preferred Stock          1-11-00      $20,625,000       BUSA
                      Nazareth/Century Mills, Preferred Stock              8-18-00       20,747,000       BICL
                      Ceon Corporation, Preferred Stock                    3-27-00       15,999,999       BICL
                                                                                         ----------
                                                                                        $57,371,999
                      Dispositions
                      ------------

                      Equities                                              Date      Consideration         To
                      --------                                              ----      -------------         --
                      Ceon Corporation, Preferred Stock                    2-16-00     $ 15,999,999       BICL
                      Saba Software, Inc., Preferred Stock                 4-06-00        3,524,999       BICL
                      New Focus, Inc., Preferred Stock*                    5-17-00        3,749,999       BICL
                      iCompression, Preferred Stock*                       6-29-00        2,802,817       BICL
                      Vina Technologies, Preferred Stock*                  8-10-00        1,249,997       BICL
                      Silicon Spice, Inc., Preferred Stock*               10-03-00        2,449,994       BICL
                      Knowledgenet.com, Preferred Stock                    1-15-00       11,279,645       LPAL
                      Ceon Corporation, Preferred Stock                   12-20-00       25,734,901       LPAL
                                                                                         ----------
                                                                                        $66,792,351
                      1999
                      ----
                      Acquisitions
                      ------------

                      Bonds                                                Date       Consideration       From
                      -----                                                ----       -------------       ----

                      PGI, Inc. 12% subordinated note due 5/2002           4-08-99       $4,800,000       BICL
                      PGI, Inc. 12% subordinated note due 5/2002           6-23-99        2,500,000       BICL
                      Technology Services Corp. noted due 12/1999          6-25-99          424,000       BICc
                                                                                            -------
                                                                                         $7,724,000

                      Equities
                      --------
                      Thru-Put Technologies, Inc. Preferred Stock          4-23-99      $ 1,000,001       BICL
                      Century Business Common Stock                        4-08-99        4,576,155       BICL
                      Century Business Common Stock Warrants               4-08-99          621,563       BICL
                                                                                         ----------
                                                                                        $ 6,197,719
                      Dispositions
                      ------------

                      Equities                                              Date      Consideration         To
                      --------                                              ----      -------------         --
                      Packeteer, Inc. Preferred Stock                      4-08-99     $ 10,000,000       BICL
                      Net Perceptions, Inc.Preferred Stock                 4-22-99        1,000,000       BICL
                      Ramp Networks, Inc., Preferred Stock                 6-21-99        2,500,000       BICL
                      TransMedia Communications, Inc. Preferred Stock      9-15-99          750,000       BICL
                      Alacritech, Inc. Preferred Stock                     9-21-99       10,000,000       BUSA
                      On-Link Technologies, Inc., Preferred Stock          9-21-99        7,000,000       BUSA
                      SiTera Corp. Preferred Stock                         9-21-99        6,865,001       BUSA
                      Vina Technologies, Inc. Preferred Stock              9-21-99        2,000,004       BUSA
                      ConvergeNet Technologies, Inc. Preferred Stock      10-19-99        1,093,126       BICL
                                                                                         ----------
                                                                                        $41,208,131
              *security disposed of pursuant to capital commitment agreement discussed below.

On April 2, 1999 the Company entered into a capital commitment agreement with BICL that provides for capital infusions based on the Company's RBC ratio. In exchange for the capital commitment, the Company entered into an option agreement with BICL whereby BICL can acquire a portion of the Company's interest in certain private preferred stock investments at anytime prior to a liquidity event. The Company received $2,000,000 in capital pursuant to this agreement in 2000. As of December 31, 2000 private equity securities with a statement value of $7,501,829 were subject to the option agreement.

As of December 31, 2000, the Company had a $750,000 investment in bonds issued by an affiliate, Advisors, with a coupon of 7.63% maturing in November 2001.

5.     Federal Income Taxes

The provision for federal income taxes has been computed in accordance with provisions of the Internal Revenue Code, as amended. The Company files a separate federal income tax return and is not included in a consolidated return with affiliated entities.

The Company's total tax expense differs from an amount computed by applying the federal income tax of 35 percent to statutory income. The five primary items required to reconcile taxable income and statutory income are: (1) capitalization of policy acquisition costs, (2) differences in computing reserves for statutory and tax purposes, (3) differences in statutory and tax bases of assets sold, (4) exclusion of IMR amortization, and (5) differences in timing for the deduction of accrued expenses.



6.     Aggregate Reserves For Life Policies and Contracts

Aggregate reserves for life policies and contracts have generally been computed using the Commissioners' Reserve Valuation Method (CRVM) or the Commissioners' Annuity Reserve Valuation Method (CARVM) prescribed by the North Carolina Department of Insurance. The aggregate reserves for life policies and contracts were computed on a policy-by-policy basis.

Statutory reserves for policy benefits due under universal life and accumulation annuity insurance contracts are computed using the CRVM and the CARVM, respectively. The CRVM and CARVM reserves established for specific contracts are the greater of a formula reserve or the cash surrender value of the contract.

The formula reserves for the universal life policies are computed using the 1980 Commissioners Standard Ordinary (CSO) mortality table and discount rates of 5.5%
- 4.0%. These assumptions are in compliance with the minimum statutory requirements.

The accumulation annuity insurance contracts include a single premium deferred annuity product and a flexible premium deferred annuity product. The formula reserves for the single premium deferred annuity are higher than the cash surrender value due to the one year interest rate guarantee provision of these contracts. The Company computed reserves with an interest rate of 5.5% for 2000 issues and 5.25% for 1999 and 1998 issues. These rates are the maximum statutory interest rates for such contracts. For flexible premium deferred annuities, the cash surrender value is never greater than the formula reserves, but may be equal to the CARVM reserve due to the calendar quarter interest guarantee provision of these contracts. The Company uses the same interest rates to compute reserves as are used for single premium deferred annuities.

Reserves for policy benefits due under immediate annuity insurance contracts are based on a present value actuarial computation using a statutory discount rate and a statutory mortality basis. The reserves are based on the Annuity 2000 Mortality Table and with a discount rate of 7.0% for 2000 and 6.25% for 1999 and 1998.
The withdrawal characteristics of annuity actuarial reserves and deposit liabilities at December 31, 2000 and 1999 are as follows:

                                                                            2000                              1999
                                                                            ----                              ----
       Subject to discretionary withdrawal with
           market value adjustment                                    $443,946,816      25.80%         $158,970,036      11.20%

       Subject to discretionary withdrawal at book
          value less surrender charge of 5% or more                    758,491,641      44.10%          589,595,894      41.54%

       Subject to discretionary withdrawal at market
          value                                                         58,767,147       3.40%           67,790,141       4.78%

       Subject to discretionary withdrawal at book
          value less surrender charge less than 5%                     313,702,189      18.20%          460,691,579      32.45%


       Not subject to discretionary withdrawal                         146,458,455       8.50%          142,373,378      10.03%
                                                                       -----------       ----           -----------      -----

                                                                    $1,721,366,248        100%       $1,419,421,028        100%
                                                                    ==============        ===        ==============        ===

7.     Investments

The Company records its investments in debt securities at cost or amortized cost. The securities are designated investment grade (NAIC SVO categories "1" and "2") or non-investment grade (categories "3", "4", "5", and "6"). The NAIC 's highest ratings classification includes issues normally rated investment grade by independent rating agencies.
       The NAIC SVO classified the Company's debt securities as follows:

                                                 December 31, 2000                      December 31, 1999
                                                 -----------------                      -----------------

                                            Statement            Percent            Statement          Percent
      NAIC Category                           Value             of Total              Value            of Total

      1 - Highest quality                    $439,978,153         32.06%            $ 362,760,264       30.70%
      2 - High quality                        740,791,133         53.97               630,504,131       53.36
      3 - Medium quality                      125,169,231          9.12                97,216,686        8.23
      4 - Low quality                          31,800,670          2.32                46,050,307        3.90
      5 - Lower quality                        34,771,560          2.53                44,966,924        3.81
      6 - Debt securities in or                -                    -                  -                  -
               near default
                                           --------------           ----           --------------         ----
                                           $1,372,510,747           100%           $1,181,498,312         100%
                                           ==============           ===            ==============         ===

7.     Investments  (continued)

The cost or amortized cost and the fair or comparable value of investments in debt securities are as follows:

                                                   Cost or                      Gross    Unrealized
       December 31, 2000                        Amortized Cost               Gains               Losses            Fair Value
       -----------------                        --------------               -----               ------            ----------

       U.S. Government
         obligations                                $3,221,594             $73,706      $       -                    $3,295,300

       Obligations of states
          and political subdivisions                13,015,666             897,384              -                    13,913,050

       Corporate securities                      1,109,336,942          13,120,862       (50,439,234)             1,072,018,570

       Other debt securities                        50,711,223               2,101        (1,801,827)                48,911,497

       Mortgage-backed securities                  196,225,322           -                    -                     196,225,322
                                                   -----------                                                      -----------

                                                $1,372,510,747         $14,094,053      ($52,241,061)            $1,334,363,739
                                                ==============         ===========      ============             ==============


                                                    Cost or                    Gross   Unrealized
       December 31, 1999                        Amortized Cost            Gains               Losses               Fair Value
       -----------------                        --------------            -----               ------               ----------

       U.S. Government
         obligations                              $  3,220,695            $ 29,078         $ (23,173)          $      3,226,600

       Obligations of states
          and political subdivisions                 3,155,129              45,092           (37,021)                 3,163,200

       Corporate securities                        918,131,940           1,222,801       (47,809,262)               871,545,479

       Other debt securities                        50,952,665                 425       ( 1,924,194)                49,028,896

       Mortgage-backed securities                  206,037,883               -                     -                206,037,883
                                                   -----------          ----------      -------------               -----------
                                                $1,181,498,312          $1,297,396      ($49,793,650)            $1,133,002,058

Fair values are based on published quotations of the SVO of the NAIC. Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace. However, for certain investments for which the NAIC does not provide a value, the Company uses the amortized cost amount as a substitute for fair value in accordance with prescribed guidance. As of December 31, 2000 and 1999, the fair value of investments in debt securities includes $447,763,321 and $465,409,555, respectively, of debt securities that were valued at amortized cost.

The cost or amortized cost and the fair value of debt securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

7.     Investments (continued)

A summary of the cost or amortized cost and fair value of the Company's investment in debt securities at December 31, 2000, by contractual maturity, is as follows:

                                                                          Cost or
              Maturity:                                                Amortized Cost               Fair Value
              ---------                                                --------------               ----------

               In 2001                                                     $9,152,941               $9,171,571
               In 2002-2005                                               288,780,360              286,909,907
               In 2006-2010                                               520,243,891              510,562,110
               After 2010                                                 358,108,233              331,494,829
               Mortgage-backed securities                                 196,225,322              196,225,322
                                                                          -----------              -----------
             Total                                                     $1,372,510,747           $1,334,363,739
                                                                       ==============           ==============

Proceeds from sales of investments in fixed maturities and related gross gains and losses on those sales are as follows:

                                               Year Ended                    Year Ended                 Year Ended
                                            December 31, 2000            December 31, 1999           December 31, 1998
                                            -----------------            -----------------           -----------------

         Proceeds from sales                     $104,773,967                $248,551,858              $ 645,481,099
         Gross realized gains                      $  320,938                 $ 2,178,533                $ 7,688,430
         Gross realized losses                    $17,925,078                 $17,215,413                $ 9,091,536

At December 31, 2000, debt securities with an admitted asset value of $10,155,454 were on deposit with state insurance departments to satisfy regulatory requirements.

Unrealized gains and losses on investments in non-redeemable preferred and common stocks are reported directly in unassigned surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair value of, those investments are summarized as follows:

                                                                        Gross              Gross
                                                                      Unrealized         Unrealized             Fair
          At December 31, 2000                        Cost               Gains             Losses              Value
          --------------------                        ----               -----             ------              -----
              Preferred stocks                       $89,605,861   $           -       ($  11,603,173)         $ 78,002,688
              Common stocks                           62,633,084        137,444,496       (17,059,786)          183,017,794
                                                      ----------        -----------       -----------           -----------
              Total                                 $152,238,945       $137,444,496      ($28,662,959)         $261,020,482
                                                    ============       ============      ============          ============

          At December 31, 1999
          --------------------
              Preferred stocks                       $83,117,050   $       -            ($    482,985)         $ 82,634,065
              Common stocks                           35,366,086        170,490,120     (   5,519,947)          200,336,259
                                                      ----------        -----------     -   ---------           -----------
              Total                                 $118,483,136       $170,490,120     ($  6,002,932)         $282,970,324
                                                    ============       ============     =============          ============

8.       Investment Income

         An analysis of the Company's net investment income is as follows:

                                                                                     Year Ended December 31,
                                                                         2000                 1999                  1998
                                                                         ----                 ----                  ----

        Interest on debt securities                                  $98,600,605          $87,073,827           $84,560,205
        Interest on short-term investments                               282,385              567,211               576,053
        Interest on cash on hand and on deposit                          693,414              350,629               231,075
        Equity in undistributed earnings of subsidiaries               (679,192)               60,784             5,590,498
        Other investment income                                        4,711,182            5,808,554             5,036,371
                                                                       ---------            ---------             ---------
         Gross investment income                                     103,608,394           93,861,005            95,994,202
        Less investment expenses                                     (10,734,935)          (8,110,638)           (6,574,157)
                                                                     -----------           ----------            ----------
        Net investment income                                        $92,873,459          $85,750,367           $89,420,045
                                                                     ===========          ===========           ===========

9.       Reinsurance

The maximum amount of direct universal life insurance retained on any life is $250,000. Amounts in excess of $250,000 are ceded on a Yearly Renewable Term basis of reinsurance. Life insurance ceded to other companies for the years ended December 31, 2000 and 1999 totaled $35,637,000 and $46,380,000 or 11.2%
and 13.1% of life insurance in force, respectively. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under reinsurance agreements.

10.      Surplus

Under the Insurance Code of the State of North Carolina, in a given year the Company may make dividend distributions without prior approval of the Insurance Commissioner up to the lesser of its net gain from operations for the preceding year or 10% of surplus as of December 31 of the preceding year. The maximum dividend that could be paid during 2001 without the Insurance Commissioner's approval is $0.

The NAIC has adopted Risk-Based Capital (RBC) requirements which became effective December 31, 1993, that attempt to evaluate the adequacy of a life insurance company's adjusted statutory capital and surplus in relation to investment, insurance and other business risks. The RBC formula is used by the states as an early warning tool to identify possible weakly capitalized companies for the purpose of initiating regulatory action and is not designed to be a basis for ranking the financial strength of insurance companies. In states which have adopted the NAIC regulations, the new RBC requirements provide for four different levels of regulatory attention depending on the ratio of the company's adjusted capital and surplus to its RBC. As of December 31, 2000, the adjusted capital and surplus of the Company is substantially in excess of the minimum level of RBC that would require regulatory response.

11.      Asset Valuation and Interest Maintenance Reserves

The purpose of the AVR is to decrease the volatility of the incidence of asset losses and to recognize the long term return expectations for equity investments. The increase or decrease to this reserve is charged or credited directly to surplus.

The purpose of the IMR is to minimize the effect of gains and losses arising from interest rate movements. All realized gains and losses (net of tax) classified as interest related are accumulated and amortized into net income over the remaining period to maturity of the security sold. The effect of recording the IMR at December 31, 2000, 1999 and 1998 was to defer total net capital gains of $4,442,532, $6,219,367 and $20,381,367 respectively, and to recognize ($2,524,650), $1,408,222 and $2,054,884, respectively, of IMR amortization into income.

12.    Fair Values of Financial Instruments

The following disclosure of the estimated fair values of financial instruments is made in accordance with the requirements of Statement of Financial Accounting Standards ("SFAS") No. 107, "Disclosure about Fair Value of Financial Instruments." The estimated fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop these estimates. Accordingly, these estimates are not necessarily indicative of the amounts which could be realized in a current market exchange. The use of different market assumptions or estimation methodologies may have a material effect on the estimated fair value amounts. For financial instruments not separately disclosed below, the carrying value is a reasonable estimate of fair value.

                                                        December 31, 2000                        December 31, 1999

                                          --------------------- -------------------- ---------------------- --------------------
                                                Carrying             Estimated             Carrying              Estimated
                                                 Value              Fair Value               Value              Fair Value
                                          --------------------- -------------------- ---------------------- --------------------
     Assets:
        Debt securities                   $1,372,510,747        $1,315,349,268       $ 1,181,498,312        $1,135,516,041
        Redeemable preferred
        Stock                           $     46,840,588      $     45,919,610     $      41,828,151      $     38,856,720
     Separate Account Assets            $    207,146,347      $    207,715,705      $    128,735,289       $   127,218,122
     Liabilities:
        Insurance and annuity
        Reserves                          $1,568,048,675        $1,541,316,773       $ 1,344,885,834        $1,344,724,906
         Separate Account Liabilities    $   205,718,400       $   191,518,800      $    127,544,903      $    121,693,592

       Policy Reserves

In accordance with SFAS No. 107, estimated fair values have been calculated on policy reserves only for those products determined to be investment-type. The estimated fair value of deferred annuity and universal life contracts equals account value after deduction of surrender charges. The estimated fair value of immediate annuity contracts is based on the present value of expected benefits using a discount rate equal to the 5-year Treasury rate.

13.    Concentrations of Credit Risk

At December 31, 2000, the Company held unrated or less-than-investment grade corporate bonds of $191,741,461. Those holdings amounted to 14.0% of the Company's investments in bonds and less than 9.7% of the Company's total admitted assets. The holdings of less-than-investment grade bonds are widely diversified and management believes are of satisfactory quality based on the Company's investment policies and credit standards.

14.    Reconciliation of Net Transfers To or (From) Separate Account

Transfers  are reported in the Summary of  Operations  of the  Separate  Account
Statement:

                                                                                                Year Ended December 31
                                                                                                ----------------------
                                                                                            2000                     1999
                                                                                            ----                     ----

         Transfers to separate account                                                   $91,191,943            $66,908,486
         Transfers from separate account                                                  16,063,399              7,116,568
                                                                                          ----------              ---------
         Net transfers to or (from) separate account                                     $75,128,544            $59,791,918
         Reconciling Adjustments:  Mortality & Expense Fees                                1,043,874                860,212
                                                                                           ---------                -------
         Transfers as reported in the Statutory Summary of Operations
                   of the Company                                                        $76,172,418            $60,652,130
                                                                                         ===========            ===========

15.    Deferred Compensation Arrangements

Certain agents producing business for the Company participate in a stock appreciation rights plan sponsored by the Parent. The rights vest over a five year period based on the persistency of certain levels of policyholder account values assigned to the agent and the agent remaining active with the Company. The Parent will reimburse the Company for any plan benefits as they are withdrawn by the participating agents. During 2000, the Company paid $1,942,800 in plan benefits and received reimbursements of $1,942,800 from the Parent. The Company paid $300,119 in plan benefits and received reimbursements of $300,119 from the plan during 1999.

Certain members of Company management are eligible to participate in a contributory deferred compensation plan sponsored by BHL. Compensation deferred pursuant to the terms of the plan was $934,881, $710,266 and $336,514 as of December 31, 2000, 1999 and 1998, respectively.

Certain members of Company management participate in an incentive share option plan sponsored by the Parent whereby the employee can purchase shares of the Parent's common stock. Stock options are granted to employees at a price equal to the fair market value of the stock on the date of grant. The stock options were granted during the years 1996 through 1999. As of December 31, 2000, 360,625 shares of the Parent's common stock were subject to options granted under the plan with option prices ranging from $3.23 to $3.56. As of December 31, 2000, options on 181,125 shares of common stock were exercisable under the plan with option prices ranging from $3.23 to $3.56. During 2000, 70,500 shares with option prices ranging from $3.26 to $3.35 were exercised and 17,500 shares with option prices of $3.35 were forfeited. During 1999, 31,375 shares with option prices ranging from $3.26 to $3.35 were exercised and no options were forfeited. No options were exercised or forfeited in 1998.

16.    Commitment and Contingent Liabilities

Rental expense for all leases was $792,426, $778,007 and $568,588 for 2000, 1999 and 1998, respectively. Future minimum rental commitments under noncancelable operating leases for office space and equipment aggregate $1,565,000 through 2005. The amounts due by year are $795,000 in 2001, $330,500 in 2002, $175,700 in 2003 and $263,800 thereafter.

The Company has contingent liabilities resulting from anticipated state guaranty association assessments for life insurers deemed insolvent during the year. Although the total amount of this exposure is not known, a substantial portion of the amount assessed will be recovered against future premium taxes under current laws and regulations. As of December 31, 2000, the Company estimates its net contingent liability for future state guaranty association assessments is $1,000,000. The Company has not committed any surplus funds to reserve for the contingent liability. The Company recognizes its obligation for guaranty fund assessments when it receives notice that an amount is payable to a guaranty fund.

Expenses incurred for guaranty fund assessments were ($1,585), $668,578 and $889,561 in 2000, 1999 and 1998, respectively.

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on the Company's statutory surplus.

17. Pending Accounting Pronouncement-Codification of Statutory Accounting Principles (Unaudited)

In March 1998, the National Association of Insurance Commissioners (NAIC) finalized the Codification of Statutory Accounting Principles which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The Codification, which is effective as of January 1, 2001, provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas.

The North Carolina Department of Insurance has adopted the Codification. The Company does not believe that the implementation of the accounting principles contained in the Codification will have a material adverse effect on the Company's surplus.








                                     PART C

                                OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

A.    FINANCIAL  STATEMENTS

The financial statements of the Separate Account and the Company are included in Part B hereof.

B.    EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.*

     2.   Not Applicable.

     3.   Form of Principal Underwriter's Agreement.*

     4.   Individual Fixed and Variable Deferred Annuity Contract.*
          (i)  Enhanced Death Benefit Endorsement.*

     5.   Application Form.*

     6.   (i) Copy of Articles of Incorporation of the Company.**
          (ii)  Copy  of  the  Bylaws  of  the  Company.*

     7.   Not Applicable.

     8. (i) Form of Fund Participation Agreement by and among London Pacific Life & Annuity Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Asset Dean Witter Management Inc. and Miller Anderson & Sherrerd, LLP.***

         (ii) Form of Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and London Pacific Life & Annuity Company.+

        (iii) Form of Fund Participation Agreement by and between Federated Insurance Series and London Pacific Life and Annuity Company.+

     9.   Opinion and Consent of Counsel.

     10.  Consent of Independent Accountants.

     11.  Not Applicable.

     12.  Not Applicable.

     13.  Calculation of Performance Information.

     14.  Not Applicable.

     15.  Company Organizational Chart.*

     27.  Not Applicable.

     * Incorporated by reference to Registrant's Form N-4 (File No. 333-1779) as electronically filed on March 18, 1996.

     ** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-1779) as electronically filed on May 23, 1996.

     *** Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File No. 333-1779) as electronically filed on April 27, 1998.

     + Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File No. 33-87150) as electronically filed on February 17, 1999.

ITEM  25.    DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The following are the Executive Officers and Directors of the Company:

Name and Principal         Position and Offices
Business Address           with Depositor
-------------------------  ---------------------------------------

Jerry T. Tamura            Vice President, Administrative Services,
1755 Creekside Oaks Drive  Chief Operating Officer, Secretary
Sacramento, CA  95833      and Director

Arthur I. Trueger          Chairman of the Board and Director
650 California Street
San Francisco, CA  94108

George C. Nicholson        President, Chief Executive Officer
3101 Poplarwood Court      and Director
Raleigh, NC  27604

Richard F. Kirk            Vice President and Chief Financial
3101 Poplarwood Court      Officer
Raleigh, NC 27604

Susan Y. Gressel           Vice President and Treasurer
3101 Poplarwood Court
Raleigh, NC  27604

Charles M. King            Vice President and Controller
3101 Poplarwood Court
Raleigh, NC  27604

William J. McCarthy        Vice President and Chief Actuary
3101 Poplarwood Court
Raleigh, NC  27604

Charlotte M. Stott         Vice President, National Sales Manager
1755 Creekside Oaks Drive
Sacramento, CA  95833

Randolph N. Vance          Vice President, Financial Actuary
3101 Poplarwood Court
Raleigh, NC 27604

Michael K. Bowling         Vice President, Technology Services
1755 Creekside Oaks Drive
Sacramento, CA  95833




ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart was included as Exhibit 15 in Registrant's Form N-4 (File No. 333-1779) filed on March 18, 1996 and is incorporated herein by reference.

ITEM  27.    NUMBER  OF  CONTRACT  OWNERS

As of March 31, 2001 there were 698 Qualified Contract Owners and 663 Non-Qualified Contract Owners.

ITEM  28.    INDEMNIFICATION

The Bylaws (Article V) of the Company provide that:

Subject to the laws of the State of North Carolina, any present or former director, officer or employee of the Company, or any person who, at the request of the Company, express or implied, may have served as a director or officer of another Company in which this Company owns shares or of which this Company is a creditor, shall be entitled to reimbursement of expenses and other liabilities, including attorney's fees actually and reasonably incurred by him and any amount paid by him in discharge of a judgment, fine, penalty of costs against him or paid by him in a settlement approved by a court of competent jurisdiction, in any action or proceeding, including any civil, criminal or administrative action, suit, hearing or proceeding, to which he is a party by reason of being or having been a director, officer or employee of this or such other Company. This section is not intended to extend or to limit in any way the rights and remedies provided with respect to indemnification of directors, officers, employees and other persons provided by the laws of the State of North Carolina but is intended to express the desire of the stockholders of this Company that indemnification be granted to such directors, officers, employees and other persons to the fullest extent allowable by such laws.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.  PRINCIPAL  UNDERWRITERS

     (a) Not Applicable.

     (b) London Pacific Financial and Insurance Services is the principal underwriter for the Contracts. The following persons are the officers and directors of London Pacific Financial and Insurance Services.

Name and Principal                      Position and Offices
Business Address                          with Underwriter
-------------------------  -----------------------------------------------

Jerry T. Tamura            Chairman, President and Chief Executive Officer
1755 Creekside Oaks Drive
Sacramento, CA 95833

George C. Nicholson        Treasurer and Director
3101 Poplarwood Court
Raleigh, NC 27604

Bonnie J. Bridge           Secretary
1755 Creekside Oaks Drive
Sacramento, CA 95833

     (c)  Not  Applicable.

ITEM  30.  LOCATION  OF  ACCOUNTS  AND  RECORDS

Charles King, whose address is 3101 Poplarwood Court, Raleigh, NC 27604, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM  31.  MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.  UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. London Pacific Life & Annuity Company ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Raleigh, and State of North Carolina on this 26th day of April, 2001.


                              LPLA  SEPARATE  ACCOUNT  ONE
                              --------------------------------------------
                              Registrant

                          By:  LONDON  PACIFIC  LIFE  &  ANNUITY  COMPANY
                              --------------------------------------------


                          By: /s/GEORGE C. NICHOLSON
                              --------------------------------------------




                          By:  LONDON  PACIFIC  LIFE  &  ANNUITY  COMPANY
                              --------------------------------------------
                              Depositor


                          By: /s/GEORGE C. NICHOLSON
                              ---------------------------------------------

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




/s/ARTHUR I. TRUEGER     Chairman of the Board and Director 4-26-01
-----------------------                                     ------
Arthur I. Trueger                                            Date

/s/JERRY T. TAMURA       Vice President, Chief Operating    4-26-01
-----------------------  Officer, Secretary and Director    ------
Jerry T. Tamura                                              Date

/s/GEORGE C. NICHOLSON   President, Chief Executive Officer, 4-26-01
-----------------------  and Director (Chief Accounting     --------
George C. Nicholson      Officer)                            Date

/s/RICHARD F. KIRK
----------------------- Vice President and Chief Financial   4-26-01
Richard F. Kirk         Officer                              -------
                                                              Date


                                    EXHIBITS

                                       TO

                        POST-EFFECTIVE AMENDMENT NO.6

                                       TO

                                   FORM N-4

                                       FOR

                            LPLA SEPARATE ACCOUNT ONE

                                       OF

                      LONDON PACIFIC LIFE & ANNUITY COMPANY


                                INDEX TO EXHIBITS


EXHIBIT                                                                   PAGE


EX-99.B9        Opinion and Consent of Counsel
EX-99.B10       Consent  of  Independent  Accountants
EX-99.B13       Calculation of Performance Information